Schedule of Investments (unaudited) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.8%

Aerospace & Defense — 1.3%
AAR Corp.	4,533	$186,805
Aerojet Rocketdyne Holdings, Inc.(a)(b)	9,874	498,736
AeroVironment, Inc.(b)	2,902	155,431
Astronics Corp.(b)	3,276	96,249
Axon Enterprise, Inc.(a)(b)	7,887	447,824
Cubic Corp.	4,236	298,341
Ducommun, Inc.(b)	1,510	64,024
Kratos Defense & Security Solutions, Inc.(b)	12,183	226,543
Maxar Technologies, Inc.(a)	7,819	59,424
Mercury Systems, Inc.(b)	7,332	595,138
Moog, Inc., Class A	4,349	352,791
National Presto Industries, Inc.(a)	659	58,710
Park Aerospace Corp.	2,399	42,126
Parsons Corp.(b)	2,520	83,110
Triumph Group, Inc.(a)	6,744	154,303
Vectrus, Inc.(a)(b)	1,481	60,203
Wesco Aircraft Holdings, Inc.(b)	7,195	79,217

		3,458,975

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)(b)	7,982	167,782
Atlas Air Worldwide Holdings, Inc.(b)	3,145	79,348
Echo Global Logistics, Inc.(b)	3,715	84,145
Forward Air Corp.	3,846	245,067
Hub Group, Inc., Class A(a)(b)	4,384	203,856
Radiant Logistics, Inc.(b)	5,513	28,502

		808,700

Airlines — 0.4%
Allegiant Travel Co.(a)	1,762	263,701
Hawaiian Holdings, Inc.(a)	6,335	166,357
Mesa Air Group, Inc.(b)	2,825	19,055
SkyWest, Inc.	6,766	388,368
Spirit Airlines, Inc.(b)	9,282	336,937

		1,174,418

Auto Components — 1.1%
Adient plc	11,875	272,650
American Axle & Manufacturing Holdings, Inc.(a)(b)	15,245	125,314
Cooper Tire & Rubber Co.(a)	6,737	175,970
Cooper-Standard Holdings, Inc.(a)(b)	2,270	92,798
Dana, Inc.	19,425	280,497
Dorman Products, Inc.(b)	3,656	290,798
Fox Factory Holding Corp.(b)	5,094	317,051
Gentherm, Inc.(b)	4,406	181,020
LCI Industries	3,307	303,748
Modine Manufacturing Co.(a)(b)	6,578	74,792
Motorcar Parts of America, Inc.(b)	2,527	42,706
Standard Motor Products, Inc.	2,820	136,911
Stoneridge, Inc.(b)	3,648	112,979
Tenneco, Inc., Class A(a)	6,755	84,573
Visteon Corp.(b)	3,800	313,652

		2,805,459

Automobiles — 0.1%
Winnebago Industries, Inc.	4,249	162,949

Banks — 9.8%
1st Constitution Bancorp(a)	1,123	21,056
1st Source Corp.	1,906	87,161
ACNB Corp.	927	31,796
Allegiance Bancshares, Inc.(b)	2,614	83,883
Amalgamated Bank, Class A	1,859	29,781

Security	Shares	Value

Banks (continued)
Amerant Bancorp, Inc.(b)	2,602	$54,564
American National Bankshares, Inc.	1,431	50,758
Ameris Bancorp(a)	8,150	327,956
Ames National Corp.(a)	1,235	35,333
Arrow Financial Corp.(a)	1,670	55,749
Atlantic Capital Bancshares, Inc.(b)	3,227	55,956
Atlantic Union Bankshares Corp.(a)	10,995	409,509
Banc of California, Inc.	6,220	87,951
BancFirst Corp.(a)	2,545	141,044
Bancorp, Inc. (The)(b)	6,694	66,271
BancorpSouth Bank	13,015	385,374
Bank First Corp.	757	50,098
Bank of Commerce Holdings	2,460	26,789
Bank of Marin Bancorp	1,806	74,931
Bank of NT Butterfield & Son Ltd. (The)	7,401	219,366
Bank of Princeton (The)	734	21,330
Bank7 Corp.(a)(b)	476	8,949
BankFinancial Corp.	1,966	23,395
Bankwell Financial Group, Inc.(a)	917	25,217
Banner Corp.	4,489	252,147
Bar Harbor Bankshares(a)	2,025	50,483
Baycom Corp.(b)	1,265	28,728
BCB Bancorp, Inc.	1,943	24,948
Berkshire Hills Bancorp, Inc.	6,201	181,627
Boston Private Financial Holdings, Inc.	11,065	128,963
Bridge Bancorp, Inc.(a)	2,203	65,121
Brookline Bancorp, Inc.	10,494	154,577
Bryn Mawr Bank Corp.	2,648	96,678
Business First Bancshares, Inc.	1,726	42,114
Byline Bancorp, Inc.(b)	3,108	55,571
C&F Financial Corp.	505	26,593
Cadence BanCorp(a)	17,021	298,548
Cambridge Bancorp	573	42,981
Camden National Corp.(a)	2,044	88,546
Capital Bancorp, Inc.(b)	1,075	14,642
Capital City Bank Group, Inc.(a)	1,796	49,300
Capstar Financial Holdings, Inc.	1,928	31,966
Carolina Financial Corp.	2,791	99,192
Carter Bank & Trust(b)	3,017	56,991
Cathay General Bancorp	10,357	359,750
CBTX, Inc.(a)	2,475	69,003
CenterState Bank Corp.	16,827	403,596
Central Pacific Financial Corp.	3,817	108,403
Central Valley Community Bancorp	1,626	33,089
Century Bancorp, Inc., Class A	369	32,324
Chemung Financial Corp.	478	20,076
Citizens & Northern Corp.	1,663	43,704
City Holding Co.(a)	2,175	165,844
Civista Bancshares, Inc.	2,041	44,351
CNB Financial Corp.	1,929	55,362
Coastal Financial Corp.(b)	887	13,403
Codorus Valley Bancorp, Inc.	1,221	28,400
Colony Bankcorp, Inc.	918	14,091
Columbia Banking System, Inc.(a)	9,990	368,631
Community Bank System, Inc.(a)	6,820	420,726
Community Bankers Trust Corp.(a)	2,934	25,232
Community Financial Corp. (The)(a)	631	21,120
Community Trust Bancorp, Inc.(a)	2,058	87,630
ConnectOne Bancorp, Inc.(a)	4,499	99,878
CrossFirst Bankshares, Inc.(b)	892	12,760
Customers Bancorp, Inc.(a)(b)	3,896	80,803
CVB Financial Corp.(a)	18,043	376,557
DNB Financial Corp.	448	19,940
Eagle Bancorp, Inc.(a)(b)	4,548	202,932
Enterprise Bancorp, Inc.	1,279	38,344

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Enterprise Financial Services Corp.(a)	3,356	$136,757
Equity Bancshares, Inc., Class A(b)	2,044	54,800
Esquire Financial Holdings, Inc.(b)	828	20,534
Evans Bancorp, Inc.	678	25,357
Farmers & Merchants Bancorp, Inc.(a)	1,355	35,176
Farmers National Banc Corp.(a)	3,365	48,725
FB Financial Corp.	2,319	87,078
Fidelity D&D Bancorp, Inc.(a)	358	22,286
Financial Institutions, Inc.	2,039	61,537
First Bancorp(a)	4,033	144,785
First BanCorp	29,017	289,590
First Bancorp, Inc.	1,269	34,885
First Bancshares, Inc. (The)	2,198	70,995
First Bank	2,179	23,599
First Busey Corp.(a)	7,073	178,805
First Business Financial Services, Inc.	1,115	26,849
First Capital, Inc.	423	24,462
First Choice Bancorp(a)	1,381	29,443
First Commonwealth Financial Corp.	13,259	176,080
First Community Bankshares, Inc.	2,145	69,434
First Financial Bancorp(a)	13,206	323,217
First Financial Bankshares, Inc.	17,579	585,908
First Financial Corp.(a)	1,582	68,770
First Financial Northwest, Inc.(a)	1,071	15,829
First Foundation, Inc.(a)	5,059	77,276
First Guaranty Bancshares, Inc.	671	14,856
First Internet Bancorp	1,295	27,726
First Interstate BancSystem, Inc., Class A	5,074	204,178
First Merchants Corp.	7,448	280,305
First Mid Bancshares, Inc.(a)	1,948	67,440
First Midwest Bancorp, Inc.	13,881	270,402
First Northwest Bancorp	1,103	19,104
First of Long Island Corp. (The)	3,259	74,142
Flushing Financial Corp.(a)	3,641	73,566
FNCB Bancorp, Inc.(a)	2,251	17,580
Franklin Financial Network, Inc.	1,674	50,572
Franklin Financial Services Corp.	541	19,233
Fulton Financial Corp.(a)	21,962	355,345
FVCBankcorp, Inc.(b)	1,570	27,569
German American Bancorp, Inc.(a)	3,140	100,637
Glacier Bancorp, Inc.(a)	11,303	457,319
Great Southern Bancorp, Inc.	1,466	83,489
Great Western Bancorp, Inc.	7,868	259,644
Guaranty Bancshares, Inc.(a)	1,103	33,741
Hancock Whitney Corp.	12,278	470,186
Hanmi Financial Corp.(a)	4,133	77,618
HarborOne Bancorp, Inc.(a)(b)	3,748	37,724
Hawthorn Bancshares, Inc.	722	17,205
Heartland Financial USA, Inc.(a)	4,744	212,247
Heritage Commerce Corp.(a)	5,742	67,497
Heritage Financial Corp.(a)	4,855	130,891
Hilltop Holdings, Inc.	9,719	232,187
Home BancShares, Inc.(a)	20,956	393,868
HomeTrust Bancshares, Inc.	2,143	55,868
Hope Bancorp, Inc.	16,538	237,155
Horizon Bancorp, Inc.(a)	4,916	85,342
Howard Bancorp, Inc.(b)	1,869	31,194
IBERIABANK Corp.	7,052	532,708
Independent Bank Corp.(a)	7,407	397,354
Independent Bank Group, Inc.	4,841	254,685
International Bancshares Corp.(a)	7,557	291,851
Investar Holding Corp.	1,325	31,535
Investors Bancorp, Inc.	31,274	355,273
Lakeland Bancorp, Inc.	6,629	102,285

Security	Shares	Value

Banks (continued)
Lakeland Financial Corp.(a)	3,395	$149,312
LCNB Corp.	1,678	29,768
LegacyTexas Financial Group, Inc.	6,537	284,556
Level One Bancorp, Inc.(a)	774	18,669
Live Oak Bancshares, Inc.(a)	3,380	61,178
Macatawa Bank Corp.	3,277	34,048
Mackinac Financial Corp.(a)	1,132	17,501
MainStreet Bancshares, Inc.(b)	915	19,261
Malvern Bancorp, Inc.(a)(b)	1,026	22,398
Mercantile Bank Corp.	2,155	70,684
Metropolitan Bank Holding Corp.(b)	951	37,403
Mid Penn Bancorp, Inc.(a)	927	23,759
Midland States Bancorp, Inc.(a)	3,002	78,202
MidWestOne Financial Group, Inc.(a)	1,682	51,335
MutualFirst Financial, Inc.(a)	727	22,915
MVB Financial Corp.	1,269	25,190
National Bank Holdings Corp., Class A	4,007	136,999
National Bankshares, Inc.	802	32,120
NBT Bancorp, Inc.(a)	5,660	207,099
Nicolet Bankshares, Inc.(b)	1,104	73,493
Northeast Bank(a)	860	19,066
Northrim BanCorp, Inc.	962	38,163
Norwood Financial Corp.	821	25,952
Oak Valley Bancorp	869	14,573
OFG Bancorp	6,834	149,665
Ohio Valley Banc Corp.(a)	644	23,500
Old Line Bancshares, Inc.(a)	2,081	60,370
Old National Bancorp(a)	23,169	398,623
Old Second Bancorp, Inc.	3,856	47,120
Opus Bank(a)	3,005	65,419
Origin Bancorp, Inc.	2,614	88,196
Orrstown Financial Services, Inc.	1,383	30,288
Pacific Mercantile Bancorp(b)	2,339	17,566
Pacific Premier Bancorp, Inc.(a)	8,008	249,770
Park National Corp.(a)	1,824	172,933
Parke Bancorp, Inc.	1,230	27,331
PCB Bancorp	1,660	27,307
Peapack Gladstone Financial Corp.	2,625	73,579
Penns Woods Bancorp, Inc.	573	26,501
Peoples Bancorp of North Carolina, Inc.(a)	740	21,985
Peoples Bancorp, Inc.(a)	2,514	79,970
Peoples Financial Services Corp.	912	41,304
People’s Utah Bancorp	2,042	57,768
Preferred Bank	1,851	96,955
Premier Financial Bancorp, Inc.(a)	1,798	30,872
QCR Holdings, Inc.	2,000	75,960
RBB Bancorp	2,205	43,416
Red River Bancshares, Inc.(a)(b)	110	4,771
Reliant Bancorp, Inc.	1,447	34,699
Renasant Corp.	7,756	271,538
Republic Bancorp, Inc., Class A	1,275	55,399
Republic First Bancorp, Inc.(a)(b)	5,329	22,382
Richmond Mutual Bancorporation, Inc.(b)	1,765	24,692
S&T Bancorp, Inc.(a)	4,572	167,015
Sandy Spring Bancorp, Inc.	4,814	162,280
SB One Bancorp	1,132	25,538
Seacoast Banking Corp. of Florida(b)	6,826	172,766
Select Bancorp, Inc.(b)	2,076	24,082
ServisFirst Bancshares, Inc.	6,460	214,149
Shore Bancshares, Inc.	1,707	26,305
Sierra Bancorp	1,873	49,747
Simmons First National Corp., Class A	12,276	305,672
SmartFinancial, Inc.(b)	1,683	35,057
South Plains Financial, Inc.(b)	472	7,694

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
South State Corp.	4,618	$347,735
Southern First Bancshares, Inc.(b)	986	39,292
Southern National Bancorp of Virginia, Inc.	2,595	39,937
Southside Bancshares, Inc.(a)	4,412	150,493
Spirit of Texas Bancshares, Inc.(b)	1,561	33,640
Stock Yards Bancorp, Inc.(a)	2,738	100,457
Summit Financial Group, Inc.	1,524	39,014
Tompkins Financial Corp.(a)	1,963	159,258
Towne Bank	9,088	252,692
TriCo Bancshares	3,618	131,333
TriState Capital Holdings, Inc.(b)	3,258	68,548
Triumph Bancorp, Inc.(a)(b)	3,370	107,469
Trustmark Corp.(a)	8,699	296,723
UMB Financial Corp.(a)	6,021	388,836
Union Bankshares, Inc.	589	18,589
United Bankshares, Inc.(a)	13,275	502,724
United Community Banks, Inc.	10,415	295,265
United Security Bancshares	2,059	21,661
Unity Bancorp, Inc.(a)	1,215	26,912
Univest Financial Corp.	3,830	97,703
Valley National Bancorp(a)	43,963	477,878
Veritex Holdings, Inc.	7,090	172,039
Washington Trust Bancorp, Inc.	1,999	96,572
WesBanco, Inc.	7,186	268,541
West Bancorporation, Inc.(a)	2,109	45,850
Westamerica Bancorp	3,525	219,185

		25,795,754

Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A(b)	1,129	411,046
Celsius Holdings, Inc.(b)	3,655	12,701
Coca-Cola Consolidated, Inc.	641	194,781
Craft Brew Alliance, Inc.(a)(b)	1,547	12,670
MGP Ingredients, Inc.	1,756	87,238
National Beverage Corp.(a)	1,562	69,290
New Age Beverages Corp.(a)(b)	9,763	26,946
Primo Water Corp.(a)(b)	4,771	58,588

		873,260

Biotechnology — 6.9%(b)
Abeona Therapeutics, Inc.(a)	3,822	8,638
ACADIA Pharmaceuticals, Inc.(a)	14,258	513,145
Acceleron Pharma, Inc.	6,094	240,774
Achillion Pharmaceuticals, Inc.(a)	18,054	64,994
Acorda Therapeutics, Inc.	5,787	16,609
Adamas Pharmaceuticals, Inc.	2,917	14,920
ADMA Biologics, Inc.	6,143	27,336
Aduro Biotech, Inc.(a)	8,518	9,029
Adverum Biotechnologies, Inc.(a)	7,091	38,646
Aeglea BioTherapeutics, Inc.	3,531	27,153
Affimed NV	8,111	23,846
Agenus, Inc.	14,144	36,492
AgeX Therapeutics, Inc.(a)	2,802	5,492
Aimmune Therapeutics, Inc.(a)	6,018	126,017
Akcea Therapeutics, Inc.(a)	1,693	26,055
Akebia Therapeutics, Inc.	15,963	62,575
Akero Therapeutics, Inc.	642	14,605
Albireo Pharma, Inc.(a)	1,392	27,840
Alder Biopharmaceuticals, Inc.	9,869	186,129
Aldeyra Therapeutics, Inc.	3,410	17,971
Alector, Inc.	4,077	58,790
Allakos, Inc.	2,632	206,954
Allogene Therapeutics, Inc.	5,237	142,734
AMAG Pharmaceuticals, Inc.(a)	4,557	52,633

Security	Shares	Value

Biotechnology (continued)
Amicus Therapeutics, Inc.	34,570	$277,251
AnaptysBio, Inc.	3,322	116,237
Anavex Life Sciences Corp.	5,757	18,192
Anika Therapeutics, Inc.	1,836	100,778
Apellis Pharmaceuticals, Inc.	6,531	157,332
Arcus Biosciences, Inc.	4,422	40,240
Ardelyx, Inc.(a)	5,362	25,201
Arena Pharmaceuticals, Inc.	6,753	309,085
ArQule, Inc.(a)	15,187	108,891
Arrowhead Pharmaceuticals, Inc.(a)	12,621	355,660
Assembly Biosciences, Inc.	3,170	31,161
Atara Biotherapeutics, Inc.	6,965	98,346
Athenex, Inc.(a)	9,224	112,210
Athersys, Inc.	16,463	21,896
Atreca, Inc., Class A	874	10,698
Audentes Therapeutics, Inc.	5,929	166,546
Avid Bioservices, Inc.(a)	8,035	42,586
Avrobio, Inc.(a)	2,785	39,324
Beyondspring, Inc.	1,432	25,919
BioCryst Pharmaceuticals, Inc.(a)	14,488	41,508
Biohaven Pharmaceutical Holding Co. Ltd.	5,284	220,448
BioSpecifics Technologies Corp.	855	45,760
Bioxcel Therapeutics, Inc.	799	5,625
Blueprint Medicines Corp.(a)	6,602	485,049
Bridgebio Pharma, Inc.	3,034	65,140
Calithera Biosciences, Inc.	6,088	18,812
Calyxt, Inc.	1,254	7,073
CareDx, Inc.	5,556	125,621
CASI Pharmaceuticals, Inc.	6,101	20,377
Castle Biosciences, Inc.	496	8,973
Catalyst Pharmaceuticals, Inc.	12,807	68,005
Celcuity, Inc.	879	14,925
Cellular Biomedicine Group, Inc.	1,644	24,430
CEL-SCI Corp.(a)	3,542	31,665
Checkpoint Therapeutics, Inc.	3,039	7,567
ChemoCentryx, Inc.	5,491	37,229
Chimerix, Inc.	6,499	15,273
Clovis Oncology, Inc.	6,713	26,382
Coherus Biosciences, Inc.(a)	8,368	169,536
Concert Pharmaceuticals, Inc.(a)	2,754	16,194
Constellation Pharmaceuticals, Inc.(a)	2,096	13,540
Corbus Pharmaceuticals Holdings, Inc.	8,020	39,057
Cortexyme, Inc.(a)	389	9,698
Crinetics Pharmaceuticals, Inc.	1,489	22,395
Cue Biopharma, Inc.	2,190	18,462
Cyclerion Therapeutics, Inc.	3,184	38,590
Cytokinetics, Inc.	7,404	84,258
CytomX Therapeutics, Inc.	5,910	43,616
Deciphera Pharmaceuticals, Inc.(a)	2,564	87,022
Denali Therapeutics, Inc.	6,484	99,335
Dicerna Pharmaceuticals, Inc.(a)	6,914	99,285
Dynavax Technologies Corp.	10,772	38,510
Eagle Pharmaceuticals, Inc.	1,268	71,731
Editas Medicine, Inc.	6,723	152,881
Eidos Therapeutics, Inc.	1,505	54,135
Eiger BioPharmaceuticals, Inc.	3,155	32,339
Emergent BioSolutions, Inc.	6,169	322,515
Enanta Pharmaceuticals, Inc.	2,320	139,386
Epizyme, Inc.(a)	10,507	108,380
Esperion Therapeutics, Inc.	3,372	123,618
Evelo Biosciences, Inc.	1,646	10,041
Fate Therapeutics, Inc.	7,084	110,015
FibroGen, Inc.(a)	10,501	388,327
Five Prime Therapeutics, Inc.	4,430	17,166

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Flexion Therapeutics, Inc.	4,460	$61,124
Forty Seven, Inc.(a)	3,108	19,953
G1 Therapeutics, Inc.	4,579	104,310
Galectin Therapeutics, Inc.	4,332	15,898
Genomic Health, Inc.	3,641	246,933
Geron Corp.(a)	22,429	29,831
Global Blood Therapeutics, Inc.	7,829	379,863
GlycoMimetics, Inc.	4,523	19,494
Gossamer Bio, Inc.(a)	5,775	96,962
Gritstone Oncology, Inc.	3,344	28,875
Halozyme Therapeutics, Inc.	19,361	300,289
Harpoon Therapeutics, Inc.	933	12,745
Heron Therapeutics, Inc.	9,987	184,760
Homology Medicines, Inc.	3,277	59,314
ImmunoGen, Inc.	19,060	46,125
Immunomedics, Inc.(a)	23,666	313,811
Inovio Pharmaceuticals, Inc.(a)	13,032	26,716
Insmed, Inc.	12,034	212,280
Intellia Therapeutics, Inc.(a)	4,939	65,936
Intercept Pharmaceuticals, Inc.	3,347	222,107
Intrexon Corp.(a)	9,776	55,919
Invitae Corp.	11,709	225,632
Iovance Biotherapeutics, Inc.	15,500	282,100
Ironwood Pharmaceuticals, Inc.	20,780	178,396
Jounce Therapeutics, Inc.	2,248	7,486
Kadmon Holdings, Inc.	17,608	44,372
KalVista Pharmaceuticals, Inc.	1,569	18,200
Karuna Therapeutics, Inc.	615	10,037
Karyopharm Therapeutics, Inc.	7,817	75,200
Kezar Life Sciences, Inc.(a)	2,354	7,721
Kindred Biosciences, Inc.	4,771	32,681
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,939	16,501
Kodiak Sciences, Inc.	3,172	45,613
Krystal Biotech, Inc.	1,411	48,997
Kura Oncology, Inc.	4,725	71,678
La Jolla Pharmaceutical Co.	2,847	25,054
Lexicon Pharmaceuticals, Inc.	5,737	17,268
Ligand Pharmaceuticals, Inc.	2,510	249,845
Lineage Cell Therapeutics, Inc.	13,380	13,112
LogicBio Therapeutics, Inc.(a)	1,272	13,750
MacroGenics, Inc.	6,448	82,276
Madrigal Pharmaceuticals, Inc.	1,059	91,307
Magenta Therapeutics, Inc.(a)	2,629	26,974
MannKind Corp.(a)	26,308	32,885
Marker Therapeutics, Inc.	3,653	18,667
Medicines Co. (The)	10,217	510,850
MediciNova, Inc.(a)	5,798	46,123
MEI Pharma, Inc.(a)	9,117	15,317
MeiraGTx Holdings plc	2,106	33,591
Mersana Therapeutics, Inc.	4,852	7,666
Millendo Therapeutics, Inc.	1,254	8,916
Minerva Neurosciences, Inc.	4,064	31,496
Mirati Therapeutics, Inc.	3,680	286,709
Molecular Templates, Inc.	2,284	15,052
Momenta Pharmaceuticals, Inc.	13,338	172,860
Morphic Holding, Inc.	664	12,025
Mustang Bio, Inc.	3,972	12,949
Myriad Genetics, Inc.	9,492	271,756
Natera, Inc.	7,561	248,001
Neon Therapeutics, Inc.	1,934	3,326
NextCure, Inc.	382	11,785
Novavax, Inc.(a)	3,464	17,389
Oncocyte Corp.	2,841	5,966
Oncternal Therapeutics, Inc., CVR	105	215
OPKO Health, Inc.(a)	46,037	96,217

Security	Shares	Value

Biotechnology (continued)
Organogenesis Holdings, Inc.	1,375	$9,034
Palatin Technologies, Inc.(a)	28,574	25,968
PDL BioPharma, Inc.	16,632	35,925
Pfenex, Inc.(a)	4,290	36,208
PhaseBio Pharmaceuticals, Inc.	1,832	7,639
Pieris Pharmaceuticals, Inc.	6,594	22,486
PolarityTE, Inc.	2,344	7,571
Portola Pharmaceuticals, Inc.(a)	10,104	270,989
Precision BioSciences, Inc.	1,232	10,336
Prevail Therapeutics, Inc.	996	12,231
Principia Biopharma, Inc.	1,805	50,973
Progenics Pharmaceuticals, Inc.	11,642	58,850
Protagonist Therapeutics, Inc.(a)	2,029	24,368
Prothena Corp. plc	5,335	41,826
PTC Therapeutics, Inc.	7,739	261,733
Puma Biotechnology, Inc.	4,277	46,042
Ra Pharmaceuticals, Inc.	4,695	111,037
Radius Health, Inc.	6,103	157,152
Recro Pharma, Inc.	2,701	29,927
REGENXBIO, Inc.(a)	4,514	160,698
Repligen Corp.	6,989	535,986
Replimune Group, Inc.(a)	1,698	23,602
Retrophin, Inc.	5,634	65,298
Rhythm Pharmaceuticals, Inc.	3,099	66,907
Rigel Pharmaceuticals, Inc.	22,292	41,686
Rocket Pharmaceuticals, Inc.	4,018	46,810
Rubius Therapeutics, Inc.	4,870	38,230
Sangamo Therapeutics, Inc.(a)	15,538	140,619
Savara, Inc.	4,017	10,645
Scholar Rock Holding Corp.	1,971	17,640
Seres Therapeutics, Inc.	4,950	19,850
Solid Biosciences, Inc.	2,226	23,017
Sorrento Therapeutics, Inc.	15,991	34,221
Spark Therapeutics, Inc.	4,648	450,763
Spectrum Pharmaceuticals, Inc.	15,116	125,387
Spero Therapeutics, Inc.	1,388	14,713
Stemline Therapeutics, Inc.	6,060	63,085
Stoke Therapeutics, Inc.	1,229	26,411
Sutro Biopharma, Inc.	1,452	13,199
Syndax Pharmaceuticals, Inc.(a)	2,714	20,274
Synlogic, Inc.	2,305	5,278
Synthorx, Inc.	968	15,749
Syros Pharmaceuticals, Inc.	4,666	48,433
TCR2 Therapeutics, Inc.	1,695	25,476
TG Therapeutics, Inc.	10,642	59,755
Tocagen, Inc.(a)	2,703	1,790
Translate Bio, Inc.(a)	3,908	38,728
Turning Point Therapeutics, Inc.(a)	897	33,727
Twist Bioscience Corp.(a)	2,869	68,512
Tyme Technologies, Inc.(a)	8,098	9,637
Ultragenyx Pharmaceutical, Inc.(a)	7,393	316,273
UNITY Biotechnology, Inc.	3,788	23,107
UroGen Pharma Ltd.	2,526	60,195
Vanda Pharmaceuticals, Inc.	7,193	95,523
VBI Vaccines, Inc.	11,358	5,352
Veracyte, Inc.	6,290	150,960
Vericel Corp.	6,003	90,885
Viking Therapeutics, Inc.	8,777	60,386
Voyager Therapeutics, Inc.	3,264	56,173
X4 Pharmaceuticals, Inc.	1,585	20,145
XBiotech, Inc.	2,221	23,232
Xencor, Inc.	6,399	215,838
Y-mAbs Therapeutics, Inc.	2,742	71,457

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
ZIOPHARM Oncology, Inc.(a)	21,706	$92,902

		18,282,879

Building Products — 1.5%
AAON, Inc.	5,590	256,805
Advanced Drainage Systems, Inc.(a)	4,971	160,414
American Woodmark Corp.(a)(b)	2,282	202,893
Apogee Enterprises, Inc.	3,538	137,947
Armstrong Flooring, Inc.(a)(b)	2,322	14,838
Builders FirstSource, Inc.(b)	15,401	316,876
Caesarstone Ltd.	3,044	50,561
Continental Building Products, Inc.(b)	4,722	128,863
Cornerstone Building Brands, Inc.(b)	6,678	40,402
CSW Industrials, Inc.(b)	2,007	138,543
Gibraltar Industries, Inc.(a)(b)	4,375	200,987
Griffon Corp.	4,926	103,298
Insteel Industries, Inc.(a)	2,420	49,683
JELD-WEN Holding, Inc.(a)(b)	9,181	177,101
Masonite International Corp.(b)	3,383	196,214
Patrick Industries, Inc.(b)	3,046	130,612
PGT Innovations, Inc.(a)(b)	7,646	132,046
Quanex Building Products Corp.(a)	4,636	83,819
Simpson Manufacturing Co., Inc.(a)	6,042	419,134
Trex Co., Inc.(b)	7,941	722,075
Universal Forest Products, Inc.	8,108	323,347

		3,986,458

Capital Markets — 1.4%
Ares Management Corp.	9,032	242,148
Artisan Partners Asset Management, Inc., Class A	6,801	192,060
Assetmark Financial Holdings, Inc.(b)	1,850	48,192
Associated Capital Group, Inc., Class A	197	7,011
B. Riley Financial, Inc.(a)	2,716	64,152
Blucora, Inc.(b)	6,509	140,855
Brightsphere Investment Group, Inc.	9,358	92,738
Cohen & Steers, Inc.	3,091	169,789
Cowen, Inc., Class A(b)	3,877	59,667
Diamond Hill Investment Group, Inc.	433	59,810
Donnelley Financial Solutions, Inc.(a)(b)	4,471	55,083
Federated Investors, Inc., Class B	13,030	422,302
Focus Financial Partners, Inc., Class A(b)	4,096	97,485
GAIN Capital Holdings, Inc.	2,657	14,029
GAMCO Investors, Inc., Class A	630	12,317
Greenhill & Co., Inc.(a)	2,253	29,559
Hamilton Lane, Inc., Class A(a)	2,941	167,519
Houlihan Lokey, Inc.	5,591	252,154
INTL. FCStone, Inc.(a)(b)	2,181	89,552
Ladenburg Thalmann Financial Services, Inc.	15,970	37,849
Moelis & Co., Class A(a)	6,452	211,948
Oppenheimer Holdings, Inc., Class A	1,284	38,597
Piper Jaffray Cos.	1,896	143,110
PJT Partners, Inc., Class A(a)	3,061	124,583
Pzena Investment Management, Inc., Class A(a)	2,576	22,978
Safeguard Scientifics, Inc.(b)	2,163	24,528
Sculptor Capital Management, Inc., Class A(a)	2,284	44,492
Siebert Financial Corp.(a)(b)	1,073	9,872
Silvercrest Asset Management Group, Inc., Class A	1,176	14,465
Stifel Financial Corp.	9,063	520,035
Value Line, Inc.(a)	109	2,480
Virtus Investment Partners, Inc.(a)	921	101,835

Security	Shares	Value

Capital Markets (continued)
Waddell & Reed Financial, Inc., Class A(a)	9,747	$167,453
Westwood Holdings Group, Inc.(a)	1,082	29,939
WisdomTree Investments, Inc.	18,061	94,369

		3,804,955

Chemicals — 1.9%
Advanced Emissions Solutions, Inc.	2,446	36,299
AdvanSix, Inc.(b)	3,866	99,434
American Vanguard Corp.(a)	3,869	60,743
Amyris, Inc.(b)	5,513	26,242
Balchem Corp.	4,348	431,278
Chase Corp.(a)	962	105,233
Ferro Corp.(b)	11,009	130,567
Flotek Industries, Inc.(a)(b)	7,476	16,447
FutureFuel Corp.	3,429	40,942
GCP Applied Technologies, Inc.(b)	7,353	141,545
Hawkins, Inc.	1,286	54,655
HB Fuller Co.	6,871	319,914
Ingevity Corp.(b)	5,686	482,400
Innophos Holdings, Inc.	2,585	83,909
Innospec, Inc.	3,281	292,468
Intrepid Potash, Inc.(b)	12,511	40,911
Koppers Holdings, Inc.(a)(b)	2,536	74,077
Kraton Corp.(b)	4,302	138,912
Kronos Worldwide, Inc.	3,186	39,411
Livent Corp.(a)(b)	19,676	131,632
LSB Industries, Inc.(b)	2,515	13,028
Marrone Bio Innovations, Inc.(b)	8,606	12,134
Minerals Technologies, Inc.(a)	4,800	254,832
OMNOVA Solutions, Inc.(b)	5,813	58,537
Orion Engineered Carbons SA	8,050	134,516
PolyOne Corp.	10,363	338,352
PQ Group Holdings, Inc.(b)	5,187	82,681
Quaker Chemical Corp.	1,772	280,224
Rayonier Advanced Materials, Inc.	6,728	29,132
Schuman, Inc., CVR(b)(c)	4,294	1,859
Sensient Technologies Corp.(a)	5,723	392,884
Stepan Co.	2,763	268,177
Trecora Resources(b)	2,581	23,281
Tredegar Corp.	3,437	67,090
Trinseo SA	5,477	235,237
Tronox Holdings plc, Class A(a)	12,361	102,596
Valhi, Inc.	4,603	8,746

		5,050,325

Commercial Services & Supplies — 2.8%
ABM Industries, Inc.(a)	8,994	326,662
ACCO Brands Corp.	13,191	130,195
Advanced Disposal Services, Inc.(b)	9,791	318,893
Brady Corp., Class A	6,454	342,385
BrightView Holdings, Inc.(a)(b)	4,249	72,870
Brink’s Co. (The)	6,743	559,332
Casella Waste Systems, Inc., Class A(b)	6,007	257,941
CECO Environmental Corp.(a)(b)	4,116	28,750
Charah Solutions, Inc.(b)	1,247	2,644
Cimpress NV(b)	2,951	389,060
Covanta Holding Corp.	15,964	276,018
Deluxe Corp.(a)	5,867	288,422
Ennis, Inc.(a)	3,378	68,269
Healthcare Services Group, Inc.(a)	10,056	244,260
Heritage-Crystal Clean, Inc.(a)(b)	2,118	56,127
Herman Miller, Inc.(a)	8,041	370,610
HNI Corp.(a)	5,788	205,474
Interface, Inc.(a)	7,817	112,878

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Kimball International, Inc., Class B(a)	4,802	$92,679
Knoll, Inc.(a)	6,677	169,262
LSC Communications, Inc.	4,353	6,007
Matthews International Corp., Class A(a)	4,144	146,656
McGrath RentCorp(a)	3,288	228,812
Mobile Mini, Inc.	6,078	224,035
MSA Safety, Inc.(a)	4,764	519,800
NL Industries, Inc.(b)	1,105	4,155
NRC Group Holdings Corp.(b)	1,289	16,035
PICO Holdings, Inc.(b)	2,314	23,348
Pitney Bowes, Inc.	21,971	100,407
Quad/Graphics, Inc.	4,149	43,606
RR Donnelley & Sons Co.	9,380	35,363
SP Plus Corp.(b)	3,006	111,222
Steelcase, Inc., Class A	11,753	216,255
Team, Inc.(b)	3,929	70,918
Tetra Tech, Inc.	7,361	638,640
UniFirst Corp.	2,058	401,557
US Ecology, Inc.	3,001	191,884
Viad Corp.	2,703	181,506
VSE Corp.(a)	1,151	39,238

		7,512,175

Communications Equipment — 1.1%
Acacia Communications, Inc.(b)	5,071	331,643
ADTRAN, Inc.	6,361	72,166
Applied Optoelectronics, Inc.(a)(b)	2,492	27,960
CalAmp Corp.(b)	4,560	52,531
Calix, Inc.(b)	5,782	36,947
Cambium Networks Corp.(b)	582	5,645
Casa Systems, Inc.(b)	4,450	34,955
Clearfield, Inc.(b)	1,604	19,008
Comtech Telecommunications Corp.(a)	3,244	105,430
DASAN Zhone Solutions, Inc.(b)	917	8,400
Digi International, Inc.(b)	3,731	50,816
Extreme Networks, Inc.(b)	16,157	117,542
Harmonic, Inc.(a)(b)	11,731	77,190
Infinera Corp.(b)	23,791	129,661
Inseego Corp.(a)(b)	5,969	28,651
InterDigital, Inc.	4,247	222,840
KVH Industries, Inc.(a)(b)	2,325	24,761
Lumentum Holdings, Inc.(a)(b)	10,345	554,078
NETGEAR, Inc.(b)	4,149	133,681
NetScout Systems, Inc.(b)	9,915	228,640
Plantronics, Inc.(a)	4,553	169,918
Ribbon Communications, Inc.(b)	8,090	47,246
TESSCO Technologies, Inc	827	11,884
Viavi Solutions, Inc.(b)	31,057	434,953

		2,926,546

Construction & Engineering — 1.1%
Aegion Corp.(b)	4,260	91,079
Ameresco, Inc., Class A(b)	2,963	47,615
Arcosa, Inc.(a)	6,566	224,623
Argan, Inc.	1,944	76,380
Comfort Systems USA, Inc.(a)	4,971	219,867
Concrete Pumping Holdings, Inc.(b)	1,449	5,753
Construction Partners, Inc., Class A(b)	1,573	24,507
Dycom Industries, Inc.(b)	4,113	209,969
EMCOR Group, Inc.	7,575	652,359
Granite Construction, Inc.(a)	6,341	203,736
Great Lakes Dredge & Dock Corp.(b)	8,174	85,418
IES Holdings, Inc.(b)	1,246	25,655
MasTec, Inc.(b)	8,116	526,972
MYR Group, Inc.(b)	2,137	66,867

Security	Shares	Value

Construction & Engineering (continued)
Northwest Pipe Co.(b)	1,280	$36,032
NV5 Global, Inc.(b)	1,374	93,803
Primoris Services Corp.(a)	5,960	116,876
Sterling Construction Co., Inc.(b)	3,409	44,828
Tutor Perini Corp.(b)	5,387	77,196
WillScot Corp.(b)	6,954	108,343

		2,937,878

Construction Materials — 0.2%
Forterra, Inc.(b)	2,002	14,474
Summit Materials, Inc., Class A(b)	15,230	338,106
United States Lime & Minerals, Inc.	275	21,038
US Concrete, Inc.(b)	2,136	118,078

		491,696

Consumer Finance — 0.6%
Curo Group Holdings Corp.(b)	2,345	31,142
Elevate Credit, Inc.(b)	3,330	14,019
Encore Capital Group, Inc.(b)	4,177	139,198
Enova International, Inc.(b)	4,420	91,715
EZCORP, Inc., Class A(b)	6,650	42,926
FirstCash, Inc.	5,720	524,352
Green Dot Corp., Class A(b)	6,547	165,312
LendingClub Corp.(a)(b)	8,925	116,739
Medallion Financial Corp.(b)	2,719	17,402
Nelnet, Inc., Class A(a)	2,471	157,156
PRA Group, Inc.(b)	6,121	206,828
Regional Management Corp.(b)	1,205	33,933
World Acceptance Corp.(b)	847	108,001

		1,648,723

Containers & Packaging — 0.1%
Greif, Inc., Class A(a)	3,564	135,040
Greif, Inc., Class B	861	39,227
Myers Industries, Inc.	4,675	82,514
UFP Technologies, Inc.(b)	876	33,813

		290,594

Distributors — 0.1%
Core-Mark Holding Co., Inc.(a)	6,062	194,681
Funko, Inc., Class A(b)	2,290	47,117
Greenlane Holdings, Inc., Class A(b)	840	2,847
Weyco Group, Inc.	783	17,704

		262,349

Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.(a)(b)	7,616	290,093
American Public Education, Inc.(b)	2,128	47,540
Career Education Corp.(b)	9,338	148,381
Carriage Services, Inc.	2,185	44,661
Chegg, Inc.(b)	15,686	469,796
Collectors Universe, Inc.	1,066	30,360
Houghton Mifflin Harcourt Co.(a)(b)	13,742	73,245
K12, Inc.(b)	5,218	137,755
Laureate Education, Inc., Class A(b)	14,206	235,464
OneSpaWorld Holdings Ltd.(b)	6,105	94,811
Regis Corp.(b)	3,950	79,869
Select Interior Concepts, Inc., Class A(b)	2,865	37,159
Sotheby’s(a)(b)	4,286	244,216
Strategic Education, Inc.	2,883	391,742
WW International, Inc.(a)(b)	6,330	239,401

		2,564,493

Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,064	81,036
Cannae Holdings, Inc.(b)	9,156	251,515

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
FGL Holdings	19,713	$157,310
Marlin Business Services Corp.	1,178	29,674
On Deck Capital, Inc.(a)(b)	9,007	30,264

		549,799

Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)(b)	1,481	53,612
ATN International, Inc.(a)	1,500	87,555
Bandwidth, Inc., Class A(b)	2,166	141,028
Cincinnati Bell, Inc.(b)	6,721	34,075
Cogent Communications Holdings, Inc.	5,685	313,244
Consolidated Communications Holdings, Inc.(a)	9,318	44,354
Frontier Communications Corp.(a)	13,854	12,011
IDT Corp., Class B(b)	2,243	23,619
Intelsat SA(a)(b)	9,064	206,659
Iridium Communications, Inc.(b)	13,389	284,918
Ooma, Inc.(b)	2,658	27,643
ORBCOMM, Inc.(b)	9,715	46,243
Pareteum Corp.(b)	14,492	18,695
Vonage Holdings Corp.(a)(b)	30,615	345,950

		1,639,606

Electric Utilities — 1.1%
ALLETE, Inc.	7,009	612,657
El Paso Electric Co.	5,494	368,538
Genie Energy Ltd., Class B	1,936	14,443
MGE Energy, Inc.	4,735	378,184
Otter Tail Corp.(a)	5,354	287,777
PNM Resources, Inc.	10,738	559,235
Portland General Electric Co.	12,109	682,584
Spark Energy, Inc., Class A	1,626	17,154

		2,920,572

Electrical Equipment — 0.9%
Allied Motion Technologies, Inc.	928	32,768
American Superconductor Corp.(a)(b)	2,806	21,999
Atkore International Group, Inc.(b)	6,220	188,777
AZZ, Inc.(a)	3,560	155,073
Bloom Energy Corp., Class A(a)(b)	7,432	24,154
Encore Wire Corp.	2,704	152,181
Energous Corp.(a)(b)	4,035	13,376
EnerSys	5,770	380,474
Generac Holdings, Inc.(a)(b)	8,255	646,697
Plug Power, Inc.(b)	31,001	81,533
Powell Industries, Inc.	1,149	44,983
Preformed Line Products Co.	463	25,275
Sunrun, Inc.(b)	14,947	249,690
Thermon Group Holdings, Inc.(b)	4,303	98,883
TPI Composites, Inc.(b)	3,894	73,012
Vicor Corp.(b)	2,319	68,457
Vivint Solar, Inc.(a)(b)	5,873	38,409

		2,295,741

Electronic Equipment, Instruments & Components — 2.5%
Airgain, Inc.(b)	1,240	14,570
Akoustis Technologies, Inc.(a)(b)	3,362	26,056
Anixter International, Inc.(a)(b)	4,113	284,291
Arlo Technologies, Inc.(a)(b)	10,089	34,404
AVX Corp.(a)	6,197	94,194
Badger Meter, Inc.(a)	3,883	208,517
Bel Fuse, Inc., Class B(a)	1,475	22,169
Belden, Inc.(a)	5,279	281,582
Benchmark Electronics, Inc.	5,159	149,921
Coda Octopus Group, Inc.(b)	614	5,041
CTS Corp.	4,344	140,572

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc.(a)	4,775	$35,263
ePlus, Inc.(b)	1,777	135,212
Fabrinet(b)	4,930	257,839
FARO Technologies, Inc.(b)	2,340	113,139
Fitbit, Inc., Class A(b)	30,011	114,342
II-VI, Inc.(b)	11,991	422,189
Insight Enterprises, Inc.(b)	4,792	266,867
Iteris, Inc.(b)	5,349	30,730
Itron, Inc.(a)(b)	4,638	343,027
KEMET Corp.(a)	7,785	141,531
Kimball Electronics, Inc.(b)	3,440	49,914
Knowles Corp.(b)	11,100	225,774
Methode Electronics, Inc.(a)	4,989	167,830
MTS Systems Corp.	2,465	136,191
Napco Security Technologies, Inc.(b)	1,561	39,837
nLight, Inc.(a)(b)	4,402	68,935
Novanta, Inc.(a)(b)	4,548	371,663
OSI Systems, Inc.(b)	2,231	226,580
PAR Technology Corp.(a)(b)	1,560	37,081
PC Connection, Inc.	1,532	59,595
Plexus Corp.(b)	3,946	246,664
Rogers Corp.(b)	2,502	342,048
Sanmina Corp.(b)	9,182	294,834
ScanSource, Inc.(b)	3,507	107,139
Tech Data Corp.(a)(b)	4,929	513,799
TTM Technologies, Inc.(a)(b)	13,427	163,742
Vishay Intertechnology, Inc.	17,985	304,486
Vishay Precision Group, Inc.(b)	1,373	44,952
Wrap Technologies, Inc.(a)(b)	1,005	4,100

		6,526,620

Energy Equipment & Services — 1.0%
Archrock, Inc.	17,570	175,173
C&J Energy Services, Inc.(b)	8,998	96,549
Cactus, Inc., Class A(b)	6,347	183,682
Covia Holdings Corp.(b)	6,643	13,419
Diamond Offshore Drilling, Inc.(b)	8,606	47,849
DMC Global, Inc.(a)	1,983	87,212
Dril-Quip, Inc.(b)	4,912	246,484
Era Group, Inc.(b)	2,446	25,830
Exterran Corp.(a)(b)	4,303	56,197
Forum Energy Technologies, Inc.(b)	10,760	16,678
Frank’s International NV(a)(b)	14,440	68,590
FTS International, Inc.(b)	4,077	9,133
Geospace Technologies Corp.(b)	1,756	26,990
Helix Energy Solutions Group, Inc.(b)	19,325	155,760
Independence Contract Drilling, Inc.(a)(b)	4,876	5,851
Keane Group, Inc.(b)	7,147	43,311
KLX Energy Services Holdings, Inc.(b)	2,946	25,468
Liberty Oilfield Services, Inc., Class A(a)	7,371	79,828
Mammoth Energy Services, Inc.	1,616	4,008
Matrix Service Co.(b)	3,515	60,247
McDermott International, Inc.(a)(b)	24,544	49,579
Nabors Industries Ltd.	47,783	89,354
National Energy Services Reunited Corp.(b)	3,128	20,895
Natural Gas Services Group, Inc.(b)	1,654	21,188
NCS Multistage Holdings, Inc.(b)	1,349	2,698
Newpark Resources, Inc.(a)(b)	11,838	90,206
Nine Energy Service, Inc.(a)(b)	2,255	13,913
Noble Corp. plc(a)(b)	32,761	41,606
Oceaneering International, Inc.(b)	13,413	181,746
Oil States International, Inc.(a)(b)	8,211	109,206
Pacific Drilling SA(b)	4,018	15,710
Parker Drilling Co.(b)	1,251	23,669

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
ProPetro Holding Corp.(b)	10,789	$98,072
RigNet, Inc.(a)(b)	2,020	15,655
RPC, Inc.(a)	7,902	44,330
SEACOR Holdings, Inc.(b)	2,389	112,450
SEACOR Marine Holdings, Inc.(b)	2,597	32,644
Seadrill Ltd.(a)(b)	7,937	16,668
Select Energy Services, Inc., Class A(b)	8,004	69,315
Smart Sand, Inc.(b)	3,545	10,032
Solaris Oilfield Infrastructure, Inc., Class A	4,133	55,465
TETRA Technologies, Inc.(a)(b)	16,166	32,494
Tidewater, Inc.(b)	5,115	77,288
US Silica Holdings, Inc.(a)	9,965	95,265
US Well Services, Inc.(b)	2,477	5,425

		2,753,132

Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A(a)	6,901	73,841
Eros International plc(b)	9,757	18,636
Gaia, Inc.(b)	1,765	11,534
Glu Mobile, Inc.(b)	15,672	78,203
IMAX Corp.(b)	7,122	156,328
Liberty Media Corp.-Liberty Braves, Class A(b)	1,316	36,625
Liberty Media Corp-Liberty Braves, Class C(a)(b)	4,929	136,780
LiveXLive Media, Inc.(b)	3,650	7,318
Marcus Corp. (The)	3,022	111,844
Reading International, Inc., Class A(b)	2,052	24,542
Rosetta Stone, Inc.(b)	2,853	49,642

		705,293

Equity Real Estate Investment Trusts (REITs) — 7.5%
Acadia Realty Trust(a)	11,333	323,897
Agree Realty Corp.(a)	5,530	404,519
Alexander & Baldwin, Inc.	9,319	228,409
Alexander’s, Inc.	297	103,478
American Assets Trust, Inc.(a)	6,554	306,334
American Finance Trust, Inc.(a)	14,443	201,624
Armada Hoffler Properties, Inc.	7,044	127,426
Ashford Hospitality Trust, Inc.(a)	13,107	43,384
Bluerock Residential Growth REIT, Inc.	2,866	33,733
Braemar Hotels & Resorts, Inc.	3,885	36,480
BRT Apartments Corp.	1,299	18,939
CareTrust REIT, Inc.	12,910	303,450
CatchMark Timber Trust, Inc., Class A	6,522	69,590
CBL & Associates Properties, Inc.(a)	22,490	29,012
Cedar Realty Trust, Inc.(a)	11,410	34,230
Chatham Lodging Trust(a)	6,324	114,781
CIM Commercial Trust Corp.(a)	172	2,666
City Office REIT, Inc.(a)	5,233	75,303
Clipper Realty, Inc.(a)	2,104	21,440
Community Healthcare Trust, Inc.	2,447	109,014
CoreCivic, Inc.	16,155	279,158
CorEnergy Infrastructure Trust, Inc.	1,747	82,493
CorePoint Lodging, Inc.	5,495	55,554
DiamondRock Hospitality Co.(a)	27,535	282,234
Easterly Government Properties, Inc.	10,786	229,742
EastGroup Properties, Inc.	4,998	624,850
Essential Properties Realty Trust, Inc.	10,277	235,446
Farmland Partners, Inc.	3,891	25,992
First Industrial Realty Trust, Inc.	17,062	674,973
Four Corners Property Trust, Inc.	9,263	261,958
Franklin Street Properties Corp.(a)	13,847	117,146

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Front Yard Residential Corp.(a)	6,550	$75,718
GEO Group, Inc. (The)	16,214	281,151
Getty Realty Corp.	4,589	147,123
Gladstone Commercial Corp.	4,127	96,984
Gladstone Land Corp.(a)	2,160	25,693
Global Medical REIT, Inc.(a)	4,163	47,458
Global Net Lease, Inc.(a)	11,512	224,484
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,586	250,282
Healthcare Realty Trust, Inc.(a)	17,325	580,387
Hersha Hospitality Trust(a)	4,729	70,368
Independence Realty Trust, Inc.	12,288	175,841
Industrial Logistics Properties Trust	8,876	188,615
Innovative Industrial Properties, Inc.(a)	1,461	134,953
Investors Real Estate Trust	1,592	118,875
iStar, Inc.(a)	8,024	104,713
Jernigan Capital, Inc.	2,856	54,978
Kite Realty Group Trust	11,388	183,916
Lexington Realty Trust(a)	31,125	319,031
LTC Properties, Inc.	5,317	272,337
Mack-Cali Realty Corp.	11,750	254,505
Monmouth Real Estate Investment Corp.	12,430	179,116
National Health Investors, Inc.(a)	5,689	468,717
National Storage Affiliates Trust	7,962	265,692
New Senior Investment Group, Inc.	11,263	75,237
NexPoint Residential Trust, Inc.	2,573	120,313
Office Properties Income Trust	6,510	199,473
One Liberty Properties, Inc.(a)	2,167	59,658
Pebblebrook Hotel Trust(a)	17,626	490,355
Pennsylvania REIT(a)	9,137	52,264
Physicians Realty Trust	25,123	445,933
Piedmont Office Realty Trust, Inc., Class A(a)	17,020	355,378
PotlatchDeltic Corp.(a)	8,989	369,313
Preferred Apartment Communities, Inc., Class A(a)	5,865	84,749
PS Business Parks, Inc.	2,705	492,175
QTS Realty Trust, Inc., Class A	7,409	380,897
Retail Opportunity Investments Corp.	15,215	277,369
Retail Value, Inc.	2,020	74,821
Rexford Industrial Realty, Inc.	14,784	650,792
RLJ Lodging Trust(a)	23,437	398,195
RPT Realty(a)	10,536	142,763
Ryman Hospitality Properties, Inc.	6,206	507,713
Sabra Health Care REIT, Inc.	25,618	588,189
Safehold, Inc.(a)	1,488	45,384
Saul Centers, Inc.(a)	1,665	90,759
Senior Housing Properties Trust	32,026	296,401
Seritage Growth Properties, Class A(a)	4,601	195,496
STAG Industrial, Inc.	17,296	509,886
Summit Hotel Properties, Inc.(a)	14,204	164,766
Sunstone Hotel Investors, Inc.	30,555	419,826
Tanger Factory Outlet Centers, Inc.(a)	12,206	188,949
Terreno Realty Corp.	8,704	444,687
UMH Properties, Inc.(a)	4,828	67,978
Uniti Group, Inc.	25,036	194,405
Universal Health Realty Income Trust	1,763	181,236
Urban Edge Properties	15,713	310,960
Urstadt Biddle Properties, Inc., Class A	3,926	93,046
Washington Prime Group, Inc.(a)	24,825	102,775
Washington REIT(a)	10,949	299,565
Whitestone REIT(a)	5,069	69,749

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Xenia Hotels & Resorts, Inc.(a)	15,395	$325,142

		19,744,789

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	4,260	95,552
BJ’s Wholesale Club Holdings, Inc.(b)	15,141	391,698
Chefs’ Warehouse, Inc. (The)(b)	3,284	132,411
HF Foods Group, Inc.(b)	1,009	17,203
Ingles Markets, Inc., Class A(a)	1,873	72,785
Natural Grocers by Vitamin Cottage, Inc.(b)	1,090	10,889
Performance Food Group Co.(a)(b)	13,945	641,609
PriceSmart, Inc.	3,060	217,566
Rite Aid Corp.(b)	6,988	48,567
SpartanNash Co.(a)	4,730	55,956
United Natural Foods, Inc.(b)	6,695	77,126
Village Super Market, Inc., Class A(a)	1,016	26,873
Weis Markets, Inc.	1,268	48,362

		1,836,597

Food Products — 1.3%
Alico, Inc.(a)	525	17,860
B&G Foods, Inc.(a)	8,728	165,046
Bridgford Foods Corp.(a)(b)	221	6,668
Calavo Growers, Inc.	2,191	208,539
Cal-Maine Foods, Inc.(a)	4,273	170,728
Darling Ingredients, Inc.(b)	22,159	423,902
Dean Foods Co.	12,114	14,052
Farmer Brothers Co.(a)(b)	1,530	19,813
Fresh Del Monte Produce, Inc.	4,233	144,388
Freshpet, Inc.(a)(b)	4,642	231,032
Hostess Brands, Inc.(a)(b)	16,101	225,172
J&J Snack Foods Corp.(a)	2,033	390,336
John B Sanfilippo & Son, Inc.	1,140	110,124
Lancaster Colony Corp.(a)	2,550	353,558
Landec Corp.(b)	3,600	39,132
Limoneira Co.(a)	2,228	40,906
Sanderson Farms, Inc.(a)	2,687	406,624
Seneca Foods Corp., Class A(b)	860	26,815
Simply Good Foods Co. (The)(b)	9,547	276,768
Tootsie Roll Industries, Inc.(a)	2,237	83,082

		3,354,545

Gas Utilities — 1.3%
Chesapeake Utilities Corp.	2,168	206,654
New Jersey Resources Corp.(a)	12,005	542,866
Northwest Natural Holding Co.(a)	4,103	292,708
ONE Gas, Inc.	7,052	677,768
RGC Resources, Inc.	909	26,579
South Jersey Industries, Inc.(a)	12,527	412,264
Southwest Gas Holdings, Inc.(a)	7,336	667,869
Spire, Inc.(a)	6,710	585,380

		3,412,088

Health Care Equipment & Supplies — 3.9%
Accuray, Inc.(b)	11,846	32,813
Alphatec Holdings, Inc.(a)(b)	5,097	25,587
AngioDynamics, Inc.(b)	4,838	89,116
Antares Pharma, Inc.(a)(b)	21,843	73,065
Apyx Medical Corp.(b)	4,436	30,032
AtriCure, Inc.(a)(b)	5,023	125,274
Atrion Corp.(a)	195	151,938
Avanos Medical, Inc.(a)(b)	6,412	240,194
Avedro, Inc.(b)	1,036	23,517
AxoGen, Inc.(b)	4,502	56,185

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Axonics Modulation Technologies, Inc.(a)(b)	2,085	$56,128
BioLife Solutions, Inc.(b)	886	14,730
BioSig Technologies, Inc.(b)	2,080	17,160
Cardiovascular Systems, Inc.(b)	4,619	219,495
Cerus Corp.(b)	18,696	96,378
Conformis, Inc.(b)	8,611	16,016
CONMED Corp.	3,669	352,774
Corindus Vascular Robotics, Inc.(b)	12,363	52,914
CryoLife, Inc.(b)	4,933	133,931
CryoPort, Inc.(b)	4,233	69,231
Cutera, Inc.(b)	1,750	51,152
CytoSorbents Corp.(a)(b)	3,801	19,119
ElectroCore, Inc.(b)	865	1,894
GenMark Diagnostics, Inc.(a)(b)	7,611	46,123
Glaukos Corp.(b)	4,819	301,236
Globus Medical, Inc., Class A(b)	10,277	525,360
Haemonetics Corp.(b)	6,922	873,141
Heska Corp.(a)(b)	948	67,185
Inogen, Inc.(b)	2,475	118,577
Integer Holdings Corp.(b)	4,393	331,935
IntriCon Corp.(b)	1,189	23,114
Invacare Corp.(a)	4,375	32,812
iRadimed Corp.(b)	560	11,771
iRhythm Technologies, Inc.(b)	3,347	248,046
Lantheus Holdings, Inc.(b)	5,154	129,185
LeMaitre Vascular, Inc.	2,283	78,033
LivaNova plc(b)	6,567	484,579
Meridian Bioscience, Inc.	5,517	52,356
Merit Medical Systems, Inc.(b)	7,236	220,409
Mesa Laboratories, Inc.(a)	526	125,067
Misonix, Inc.(a)(b)	977	19,638
Natus Medical, Inc.(b)	4,571	145,541
Neogen Corp.(a)(b)	6,936	472,411
Neuronetics, Inc.(a)(b)	1,687	14,019
Nevro Corp.(a)(b)	3,999	343,794
Novocure Ltd.(a)(b)	11,739	877,842
NuVasive, Inc.(b)	7,021	444,991
OraSure Technologies, Inc.(b)	8,589	64,160
Orthofix Medical, Inc.(b)	2,446	129,687
OrthoPediatrics Corp.(a)(b)	1,181	41,642
Pulse Biosciences, Inc.(b)	1,637	25,275
Quidel Corp.(b)	4,790	293,867
Rockwell Medical, Inc.(b)	7,556	20,855
RTI Surgical Holdings, Inc.(b)	7,485	21,332
SeaSpine Holdings Corp.(a)(b)	2,217	27,070
Senseonics Holdings, Inc.(a)(b)	14,434	14,268
Shockwave Medical, Inc.(b)	892	26,698
SI-BONE, Inc.(a)(b)	2,163	38,220
Sientra, Inc.(b)	5,194	33,657
Silk Road Medical, Inc.(b)	1,573	51,170
Soliton, Inc.(a)(b)	773	8,263
STAAR Surgical Co.(b)	6,016	155,092
Surmodics, Inc.(b)	1,722	78,764
Tactile Systems Technology, Inc.(b)	2,456	103,938
Tandem Diabetes Care, Inc.(a)(b)	7,502	442,468
TransEnterix, Inc.(b)	25,555	15,839
TransMedics Group, Inc.(b)	887	21,066
Utah Medical Products, Inc.(a)	456	43,703
Vapotherm, Inc.(b)	2,092	19,811
Varex Imaging Corp.(b)	5,069	144,669
ViewRay, Inc.(b)	9,373	27,182
Wright Medical Group NV(b)	17,029	351,308

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zynex, Inc.(a)	2,076	$19,743

		10,155,555

Health Care Providers & Services — 2.0%
Addus HomeCare Corp.(b)	1,428	113,212
Amedisys, Inc.(a)(b)	4,241	555,613
American Renal Associates Holdings, Inc.(b)	2,512	15,876
AMN Healthcare Services, Inc.(b)	6,233	358,771
Apollo Medical Holdings, Inc.(b)	3,683	64,894
Avalon GloboCare Corp.(b)	2,720	5,086
BioTelemetry, Inc.(a)(b)	4,498	183,204
Brookdale Senior Living, Inc.(b)	24,828	188,196
Catasys, Inc.(a)(b)	948	14,940
Community Health Systems, Inc.(b)	10,916	39,298
CorVel Corp.(b)	1,206	91,294
Cross Country Healthcare, Inc.(b)	4,593	47,308
Diplomat Pharmacy, Inc.(b)	7,537	36,931
Ensign Group, Inc. (The)	6,840	324,421
Enzo Biochem, Inc.(b)	6,578	23,681
Genesis Healthcare, Inc.(b)	8,928	9,910
Hanger, Inc.(b)	4,879	99,434
HealthEquity, Inc.(a)(b)	9,364	535,106
Joint Corp. (The)(b)	1,756	32,679
LHC Group, Inc.(b)	4,067	461,849
Magellan Health, Inc.(b)	2,935	182,264
National HealthCare Corp.(a)	1,684	137,835
National Research Corp.(a)	1,618	93,440
Option Care Health, Inc.(a)(b)	16,802	53,766
Owens & Minor, Inc.	8,111	47,125
Patterson Cos., Inc.(a)	11,320	201,722
PetIQ, Inc.(a)(b)	2,550	69,513
Providence Service Corp. (The)(b)	1,594	94,779
R1 RCM, Inc.(b)	13,668	122,055
RadNet, Inc.(b)	5,657	81,235
Select Medical Holdings Corp.(b)	14,926	247,324
Surgery Partners, Inc.(b)	3,306	24,415
Tenet Healthcare Corp.(a)(b)	13,922	307,955
Tivity Health, Inc.(b)	6,458	107,397
Triple-S Management Corp., Class B(b)	3,082	41,299
US Physical Therapy, Inc.(a)	1,709	223,110

		5,236,937

Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.(a)(b)	22,519	247,259
Castlight Health, Inc., Class B(b)	13,619	19,203
Computer Programs & Systems, Inc.(a)	1,726	39,025
Evolent Health, Inc., Class A(a)(b)	9,811	70,541
Health Catalyst, Inc.(b)	1,090	34,487
HealthStream, Inc.	3,440	89,061
HMS Holdings Corp.(a)(b)	11,750	404,964
Inovalon Holdings, Inc., Class A(b)	9,518	156,000
Inspire Medical Systems, Inc.(b)	1,806	110,202
Livongo Health, Inc.(b)	1,947	33,956
NextGen Healthcare, Inc.(a)(b)	7,340	115,018
Omnicell, Inc.(a)(b)	5,540	400,376
OptimizeRx Corp.(b)	1,594	23,081
Phreesia, Inc.(b)	1,375	33,330
Simulations Plus, Inc.	1,600	55,520
Tabula Rasa HealthCare, Inc.(a)(b)	2,639	144,987
Teladoc Health, Inc.(b)	9,661	654,243
Vocera Communications, Inc.(b)	4,159	102,519

		2,733,772

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.7%
BBX Capital Corp.	8,715	$40,699
Biglari Holdings, Inc., Class B(b)	152	16,568
BJ’s Restaurants, Inc.(a)	2,745	106,616
Bloomin’ Brands, Inc.(a)	11,780	222,995
Bluegreen Vacations Corp.	972	9,059
Boyd Gaming Corp.(a)	10,937	261,941
Brinker International, Inc.(a)	5,036	214,886
Carrols Restaurant Group, Inc.(a)(b)	4,613	38,242
Century Casinos, Inc.(a)(b)	3,588	27,735
Cheesecake Factory, Inc. (The)(a)	5,661	235,951
Churchill Downs, Inc.	4,749	586,288
Chuy’s Holdings, Inc.(b)	2,223	55,042
Cracker Barrel Old Country Store, Inc.(a)	2,609	424,354
Dave & Buster’s Entertainment, Inc.	4,939	192,374
Del Taco Restaurants, Inc.(a)(b)	3,868	39,550
Denny’s Corp.(b)	7,973	181,505
Dine Brands Global, Inc.(a)	2,235	169,547
Drive Shack, Inc.(a)(b)	8,029	34,605
El Pollo Loco Holdings, Inc.(b)	2,998	32,858
Eldorado Resorts, Inc.(b)	8,895	354,644
Empire Resorts, Inc.(b)	502	4,834
Everi Holdings, Inc.(b)	9,138	77,308
Fiesta Restaurant Group, Inc.(b)	3,154	32,865
Golden Entertainment, Inc.(b)	2,413	32,069
Habit Restaurants, Inc. (The), Class A(b)	2,656	23,213
Inspired Entertainment, Inc.(b)	1,142	8,211
International Speedway Corp., Class A	3,217	144,797
J Alexander’s Holdings, Inc.(b)	1,880	22,034
Jack in the Box, Inc.(a)	3,495	318,464
Kura Sushi USA, Inc., Class A(b)	452	8,868
Lindblad Expeditions Holdings, Inc.(b)	3,075	51,537
Marriott Vacations Worldwide Corp.(a)	5,804	601,352
Monarch Casino & Resort, Inc.(b)	1,502	62,618
Nathan’s Famous, Inc.(a)	366	26,297
Noodles & Co.(b)	3,878	21,950
Papa John’s International, Inc.	2,949	154,380
Penn National Gaming, Inc.(b)	14,868	276,917
PlayAGS, Inc.(b)	3,591	36,916
Potbelly Corp.(a)(b)	3,040	13,254
RCI Hospitality Holdings, Inc.	1,101	22,769
Red Lion Hotels Corp.(b)	3,230	20,930
Red Robin Gourmet Burgers, Inc.(b)	1,725	57,374
Red Rock Resorts, Inc., Class A(a)	9,491	192,715
Ruth’s Hospitality Group, Inc.	3,835	78,292
Scientific Games Corp., Class A(b)	7,587	154,395
SeaWorld Entertainment, Inc.(b)	6,391	168,211
Shake Shack, Inc., Class A(a)(b)	3,927	385,003
Target Hospitality Corp.(b)	4,408	30,018
Texas Roadhouse, Inc.	8,940	469,529
Twin River Worldwide Holdings, Inc.(b)	2,663	60,796
Wingstop, Inc.(a)	3,964	345,978

		7,149,353

Household Durables — 1.9%
Bassett Furniture Industries, Inc.	1,195	18,284
Beazer Homes USA, Inc.(b)	3,883	57,857
Cavco Industries, Inc.(b)	1,172	225,129
Century Communities, Inc.(b)	3,474	106,409
Ethan Allen Interiors, Inc.(a)	3,176	60,662
Flexsteel Industries, Inc.	891	13,205
GoPro, Inc., Class A(b)	16,564	85,884
Green Brick Partners, Inc.(b)	2,967	31,747
Hamilton Beach Brands Holding Co., Class A(a)	1,018	16,461
Helen of Troy Ltd.(b)	3,397	535,571

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Hooker Furniture Corp.(a)	1,537	$32,953
Installed Building Products, Inc.(b)	3,057	175,288
iRobot Corp.(b)	3,712	228,919
KB Home	11,411	387,974
La-Z-Boy, Inc.(a)	6,025	202,380
Legacy Housing Corp.(b)	610	9,882
LGI Homes, Inc.(b)	2,703	225,214
Lifetime Brands, Inc.(a)	1,738	15,381
Lovesac Co. (The)(a)(b)	1,244	23,225
M/I Homes, Inc.(b)	3,678	138,477
MDC Holdings, Inc.	6,701	288,813
Meritage Homes Corp.(b)	4,920	346,122
Purple Innovation, Inc.(a)(b)	885	6,664
Skyline Champion Corp.	6,806	204,793
Sonos, Inc.(b)	9,425	126,389
Taylor Morrison Home Corp., Class A(b)	14,308	371,150
TopBuild Corp.(b)	4,590	442,614
TRI Pointe Group, Inc.(b)	19,211	288,933
Tupperware Brands Corp.	6,622	105,091
Universal Electronics, Inc.(a)(b)	1,789	91,060
William Lyon Homes, Class A(b)	4,242	86,367
ZAGG, Inc.(b)	3,629	22,754

		4,971,652

Household Products — 0.2%
Central Garden & Pet Co.(b)	1,469	42,939
Central Garden & Pet Co., Class A(b)	5,690	157,755
Oil-Dri Corp. of America	759	25,851
WD-40 Co.(a)	1,855	340,467

		567,012

Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp.(a)(b)	15,883	37,166
Clearway Energy, Inc.	14,713	264,302
Ormat Technologies, Inc.	5,371	399,012
Pattern Energy Group, Inc., Class A(a)	12,003	323,241
Sunnova Energy International, Inc.(a)(b)	1,802	19,371
TerraForm Power, Inc., Class A(a)	10,079	183,690

		1,226,782

Industrial Conglomerates — 0.1%
Raven Industries, Inc.	4,915	164,456

Insurance — 2.4%
Ambac Financial Group, Inc.(b)	6,015	117,593
American Equity Investment Life Holding Co.	12,119	293,280
AMERISAFE, Inc.(a)	2,537	167,721
Argo Group International Holdings Ltd.(a)	4,423	310,672
Citizens, Inc.(a)(b)	6,570	45,136
CNO Financial Group, Inc.	21,285	336,942
Crawford & Co., Class A(a)	2,073	22,554
Donegal Group, Inc., Class A	1,325	19,424
eHealth, Inc.(b)	3,022	201,839
Employers Holdings, Inc.(a)	4,281	186,566
Enstar Group Ltd.(b)	1,568	297,795
FBL Financial Group, Inc., Class A(a)	1,313	78,137
FedNat Holding Co.	1,731	24,217
Genworth Financial, Inc., Class A(b)	68,535	301,554
Global Indemnity Ltd.(a)	1,088	27,167
Goosehead Insurance, Inc., Class A(a)	1,510	74,518
Greenlight Capital Re Ltd., Class A(b)	3,963	41,611
Hallmark Financial Services, Inc.(b)	1,903	36,404
HCI Group, Inc.	877	36,869
Health Insurance Innovations, Inc., Class A(a)(b)	1,333	33,232

Security	Shares	Value

Insurance (continued)
Heritage Insurance Holdings, Inc.	3,616	$54,059
Horace Mann Educators Corp.	5,465	253,193
Independence Holding Co.(a)	675	26,048
Investors Title Co.(a)	200	32,020
James River Group Holdings Ltd.(a)	3,701	189,639
Kinsale Capital Group, Inc.	2,762	285,342
MBIA, Inc.(b)	11,068	102,158
National General Holdings Corp.	9,161	210,886
National Western Life Group, Inc., Class A(a)	303	81,316
NI Holdings, Inc.(b)	1,375	23,567
Palomar Holdings, Inc.(b)	771	30,393
ProAssurance Corp.	7,051	283,944
ProSight Global, Inc.(a)(b)	1,224	23,697
Protective Insurance Corp., Class B	1,437	25,076
RLI Corp.(a)	5,404	502,086
Safety Insurance Group, Inc.	1,948	197,391
Selective Insurance Group, Inc.	7,968	599,114
State Auto Financial Corp.	2,371	76,797
Stewart Information Services Corp.	3,161	122,615
Third Point Reinsurance Ltd.(b)	9,835	98,252
Tiptree, Inc.(a)	3,208	23,354
Trupanion, Inc.(b)	3,847	97,791
United Fire Group, Inc.	2,899	136,195
United Insurance Holdings Corp.	2,729	38,179
Universal Insurance Holdings, Inc.(a)	4,202	126,018
Watford Holdings Ltd.(b)	2,719	73,277

		6,365,638

Interactive Media & Services — 0.4%(b)
Care.com, Inc.(a)	2,987	31,214
Cargurus, Inc.(a)	10,028	310,367
Cars.com, Inc.	8,957	80,434
DHI Group, Inc.	6,873	26,461
Eventbrite, Inc., Class A	4,936	87,417
EverQuote, Inc., Class A	1,140	24,328
Liberty TripAdvisor Holdings, Inc., Class A(a)	9,645	90,759
Meet Group, Inc. (The)	10,523	34,463
QuinStreet, Inc.	6,116	77,000
Travelzoo(a)	766	8,188
TrueCar, Inc.	14,047	47,760
Yelp, Inc.	9,398	326,580

		1,144,971

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(b)	3,304	48,883
Duluth Holdings, Inc., Class B(b)	1,462	12,398
Groupon, Inc.(a)(b)	61,253	162,933
Lands’ End, Inc.(b)	1,541	17,483
Leaf Group Ltd.(b)	2,590	10,878
Liquidity Services, Inc.(b)	4,077	30,170
Overstock.com, Inc.(b)	3,652	38,675
PetMed Express, Inc.(a)	2,650	47,753
Quotient Technology, Inc.(b)	10,025	78,395
RealReal, Inc. (The)(b)	2,347	52,479
Rubicon Project, Inc. (The)(b)	6,457	56,240
Shutterstock, Inc.(a)	2,631	95,032
Stamps.com, Inc.(b)	2,263	168,480
Stitch Fix, Inc., Class A(a)(b)	5,667	109,090
Waitr Holdings, Inc.(b)	7,065	9,078

		937,967

IT Services — 2.3%
Brightcove, Inc.(a)(b)	5,103	53,479
Carbonite, Inc.(b)	4,480	69,395

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Cardtronics plc, Class A(b)	5,156	$155,917
Cass Information Systems, Inc.	1,904	102,797
Conduent, Inc.(a)(b)	23,405	145,579
CSG Systems International, Inc.	4,413	228,064
Endurance International Group Holdings, Inc.(b)	9,321	34,954
EVERTEC, Inc.	8,264	258,002
Evo Payments, Inc., Class A(b)	4,754	133,683
Exela Technologies, Inc.(a)(b)	6,071	7,164
ExlService Holdings, Inc.(b)	4,521	302,726
GTT Communications, Inc.(a)(b)	4,521	42,588
Hackett Group, Inc. (The)(a)	3,187	52,458
I3 Verticals, Inc., Class A(a)(b)	1,874	37,705
Information Services Group, Inc.(b)	5,071	12,601
International Money Express, Inc.(b)	1,670	22,946
KBR, Inc.	19,125	469,328
Limelight Networks, Inc.(a)(b)	14,509	43,962
LiveRamp Holdings, Inc.(b)	9,061	389,261
ManTech International Corp., Class A	3,618	258,361
MAXIMUS, Inc.	8,577	662,659
NIC, Inc.	8,887	183,517
Paysign, Inc.(a)(b)	4,001	40,410
Perficient, Inc.(b)	4,433	171,025
Perspecta, Inc.	19,081	498,396
Presidio, Inc.	6,221	105,135
PRGX Global, Inc.(b)	2,445	12,592
Priority Technology Holdings, Inc.(b)	801	3,861
Science Applications International Corp.	8,018	700,372
StarTek, Inc.(a)(b)	2,147	13,891
Sykes Enterprises, Inc.(b)	5,131	157,214
TTEC Holdings, Inc.(a)	1,996	95,568
Tucows, Inc., Class A(a)(b)	1,263	68,404
Unisys Corp.(b)	6,703	49,803
Verra Mobility Corp.(a)(b)	15,599	223,846
Virtusa Corp.(b)	3,897	140,370

		5,948,033

Leisure Products — 0.3%
Acushnet Holdings Corp.(a)	4,807	126,905
American Outdoor Brands Corp.(b)	7,134	41,734
Callaway Golf Co.(a)	12,778	248,021
Clarus Corp.(a)	2,876	33,721
Escalade, Inc.(a)	1,657	18,045
Johnson Outdoors, Inc., Class A	647	37,888
Malibu Boats, Inc., Class A(b)	2,862	87,806
Marine Products Corp.	921	13,041
MasterCraft Boat Holdings, Inc.(a)(b)	2,448	36,537
Sturm Ruger & Co., Inc.	2,233	93,250
Vista Outdoor, Inc.(b)	7,581	46,926
YETI Holdings, Inc.(a)(b)	4,176	116,928

		900,802

Life Sciences Tools & Services — 0.7%
Accelerate Diagnostics, Inc.(b)	3,726	69,192
Cambrex Corp.(b)	4,557	271,142
ChromaDex Corp.(b)	4,789	18,845
Codexis, Inc.(b)	7,145	97,994
Fluidigm Corp.(b)	9,326	43,179
Luminex Corp.	5,765	119,047
Medpace Holdings, Inc.(a)(b)	3,729	313,385
NanoString Technologies, Inc.(b)	4,460	96,291
NeoGenomics, Inc.(b)	12,873	246,132
Pacific Biosciences of California, Inc.(b)	19,248	99,320
Personalis, Inc.(b)	1,196	17,551
Quanterix Corp.(a)(b)	1,749	38,408

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health, Inc.(a)(b)	8,416	$447,815

		1,878,301

Machinery — 3.8%
Actuant Corp., Class A(a)	7,625	167,292
Alamo Group, Inc.(a)	1,332	156,803
Albany International Corp., Class A(a)	4,127	372,090
Altra Industrial Motion Corp.(a)	8,691	240,697
Astec Industries, Inc.	3,042	94,606
Barnes Group, Inc.	6,351	327,331
Blue Bird Corp.(a)(b)	1,933	36,795
Briggs & Stratton Corp.(a)	5,511	33,397
Chart Industries, Inc.(b)	4,794	298,954
CIRCOR International, Inc.(b)	2,639	99,094
Columbus McKinnon Corp.	3,096	112,787
Commercial Vehicle Group, Inc.(b)	3,913	28,213
Douglas Dynamics, Inc.(a)	3,081	137,320
Eastern Co. (The)(a)	730	18,119
Energy Recovery, Inc.(a)(b)	5,077	47,038
EnPro Industries, Inc.	2,750	188,787
ESCO Technologies, Inc.	3,449	274,402
Evoqua Water Technologies Corp.(a)(b)	10,052	171,085
Federal Signal Corp.(a)	8,094	264,998
Franklin Electric Co., Inc.(a)	6,275	300,008
Gencor Industries, Inc.(b)	1,255	14,571
Gorman-Rupp Co. (The)(a)	2,343	81,513
Graham Corp.(a)	1,423	28,261
Greenbrier Cos., Inc. (The)(a)	4,385	132,076
Harsco Corp.(a)(b)	10,688	202,644
Helios Technologies, Inc.	3,957	160,535
Hillenbrand, Inc.	8,338	257,477
Hurco Cos., Inc.(a)	896	28,824
Hyster-Yale Materials Handling, Inc.(a)	1,377	75,363
John Bean Technologies Corp.	4,213	418,899
Kadant, Inc.	1,452	127,471
Kennametal, Inc.(a)	11,111	341,552
LB Foster Co., Class A(b)	1,317	28,539
Lindsay Corp.(a)	1,425	132,311
Luxfer Holdings plc	3,655	56,945
Lydall, Inc.(b)	2,247	55,973
Manitowoc Co., Inc. (The)(b)	4,691	58,637
Meritor, Inc.(b)	10,900	201,650
Milacron Holdings Corp.(b)	9,209	153,514
Miller Industries, Inc.(a)	1,464	48,751
Mueller Industries, Inc.	7,529	215,932
Mueller Water Products, Inc., Class A	21,199	238,277
Navistar International Corp.(b)	6,700	188,337
NN, Inc.(a)	5,677	40,477
Omega Flex, Inc.(a)	370	37,833
Park-Ohio Holdings Corp.	1,153	34,429
Proto Labs, Inc.(a)(b)	3,648	372,461
RBC Bearings, Inc.(a)(b)	3,271	542,692
REV Group, Inc.(a)	3,588	41,011
Rexnord Corp.(a)(b)	14,201	384,137
Spartan Motors, Inc.(a)	4,530	62,152
SPX Corp.(b)	5,913	236,579
SPX FLOW, Inc.(b)	5,732	226,185
Standex International Corp.	1,691	123,342
Tennant Co.	2,457	173,710
Terex Corp.(a)	8,559	222,277
Titan International, Inc.	6,671	18,012
TriMas Corp.(b)	6,087	186,567
Twin Disc, Inc.(a)(b)	1,346	14,254
Wabash National Corp.	7,248	105,168
Watts Water Technologies, Inc., Class A	3,748	351,300

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Welbilt, Inc.(b)	17,505	$295,134

		10,085,588

Marine — 0.1%
Costamare, Inc.(a)	7,116	43,194
Eagle Bulk Shipping, Inc.(b)	5,652	24,727
Genco Shipping & Trading Ltd.(b)	2,022	18,602
Matson, Inc.(a)	5,768	216,358
Safe Bulkers, Inc.(b)	7,634	13,360
Scorpio Bulkers, Inc.(a)	7,727	46,980

		363,221

Media — 1.0%
Boston Omaha Corp., Class A(b)	1,347	26,711
Cardlytics, Inc.(b)	1,838	61,610
cbdMD, Inc.(a)(b)	1,245	4,930
Central European Media Enterprises Ltd., Class A(b)	11,908	53,526
Clear Channel Outdoor Holdings, Inc.(b)	5,317	13,399
comScore, Inc.(b)	6,621	12,646
Cumulus Media, Inc., Class A(b)	1,889	27,466
Daily Journal Corp.(b)	144	35,649
Emerald Expositions Events, Inc.	3,293	32,041
Entercom Communications Corp., Class A	17,002	56,787
Entravision Communications Corp., Class A(a)	8,032	25,542
EW Scripps Co. (The), Class A	7,392	98,166
Fluent, Inc.(b)	6,226	17,028
Gannett Co., Inc.	14,394	154,592
Gray Television, Inc.(b)	12,304	200,801
Hemisphere Media Group, Inc.(b)	2,547	31,124
Lee Enterprises, Inc.(b)	7,095	14,474
Liberty Latin America Ltd., Class A(a)(b)	6,060	103,444
Liberty Latin America Ltd., Class C(b)	15,576	266,272
Loral Space & Communications, Inc.(b)	1,705	70,587
Marchex, Inc., Class B(b)	4,549	14,284
MDC Partners, Inc., Class A(b)	7,197	20,296
Meredith Corp.(a)	5,382	197,304
MSG Networks, Inc., Class A(b)	7,859	127,473
National CineMedia, Inc.	8,637	70,823
New Media Investment Group, Inc.(a)	7,919	69,766
Saga Communications, Inc., Class A(a)	599	17,820
Scholastic Corp.	4,045	152,739
TechTarget, Inc.(b)	3,072	69,197
TEGNA, Inc.	29,383	456,318
Tribune Publishing Co.(b)	2,161	18,541
WideOpenWest, Inc.(a)(b)	3,185	19,620

		2,540,976

Metals & Mining — 1.2%
AK Steel Holding Corp.(b)	41,835	94,966
Allegheny Technologies, Inc.(a)(b)	17,007	344,392
Carpenter Technology Corp.	6,379	329,539
Century Aluminum Co.(b)	6,633	44,010
Cleveland-Cliffs, Inc.(a)	36,413	262,902
Coeur Mining, Inc.(b)	29,757	143,131
Commercial Metals Co.	15,977	277,680
Compass Minerals International, Inc.(a)	4,623	261,153
Gold Resource Corp.(a)	7,798	23,784
Haynes International, Inc.	1,648	59,064
Hecla Mining Co.	65,190	114,734
Kaiser Aluminum Corp.(a)	2,188	216,546
Materion Corp.	2,752	168,863
Mayville Engineering Co., Inc.(a)(b)	877	11,568
Novagold Resources, Inc.(b)	31,092	188,729

Security	Shares	Value

Metals & Mining (continued)
Olympic Steel, Inc.	1,022	$14,717
Ramaco Resources, Inc.(b)	928	3,466
Ryerson Holding Corp.(b)	2,354	20,080
Schnitzer Steel Industries, Inc., Class A(a)	3,479	71,876
SunCoke Energy, Inc.(a)(b)	10,127	57,116
Synalloy Corp.	1,286	20,512
TimkenSteel Corp.(a)(b)	5,311	33,406
Warrior Met Coal, Inc.(a)	6,987	136,386
Worthington Industries, Inc.(a)	5,299	191,029

		3,089,649

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AG Mortgage Investment Trust, Inc.(a)	4,470	67,721
Anworth Mortgage Asset Corp.(a)	12,933	42,679
Apollo Commercial Real Estate Finance, Inc.(a)	20,686	396,551
Ares Commercial Real Estate Corp.(a)	3,558	54,188
Arlington Asset Investment Corp., Class A(a)	5,008	27,494
ARMOUR Residential REIT, Inc.(a)	8,167	136,797
Blackstone Mortgage Trust, Inc., Class A(a)	16,931	606,976
Capstead Mortgage Corp.(a)	12,221	89,824
Cherry Hill Mortgage Investment Corp.(a)	2,191	28,702
Colony Credit Real Estate, Inc.(a)	11,153	161,272
Dynex Capital, Inc.	3,313	48,966
Ellington Financial, Inc.(a)	4,110	74,268
Exantas Capital Corp.(a)	4,032	45,844
Granite Point Mortgage Trust, Inc.(a)	7,083	132,735
Great Ajax Corp.(a)	2,117	32,814
Invesco Mortgage Capital, Inc.	19,402	297,045
KKR Real Estate Finance Trust, Inc.(a)	3,431	67,007
Ladder Capital Corp.(a)	13,928	240,537
New York Mortgage Trust, Inc.(a)	31,444	191,494
Orchid Island Capital, Inc.	8,529	49,042
PennyMac Mortgage Investment Trust	11,656	259,113
Ready Capital Corp.	4,182	66,577
Redwood Trust, Inc.(a)	12,966	212,772
TPG RE Finance Trust, Inc.	6,654	132,015
Western Asset Mortgage Capital Corp.(a)	6,847	66,074

		3,528,507

Multiline Retail — 0.1%
Big Lots, Inc.	5,334	130,683
Dillard’s, Inc., Class A(a)	1,459	96,454
JC Penney Co., Inc.(b)	41,696	37,064

		264,201

Multi-Utilities — 0.6%
Avista Corp.	8,874	429,857
Black Hills Corp.	8,226	631,181
NorthWestern Corp.	6,836	513,042
Unitil Corp.(a)	1,933	122,629

		1,696,709

Oil, Gas & Consumable Fuels — 2.2%
Abraxas Petroleum Corp.(a)(b)	20,376	10,341
Altus Midstream Co.(a)(b)	6,733	19,054
Amplify Energy Corp.	1,547	9,545
Arch Coal, Inc., Class A	2,209	163,908
Ardmore Shipping Corp.(b)	4,945	33,082
Berry Petroleum Corp.(a)	8,603	80,524
Bonanza Creek Energy, Inc.(b)	2,503	56,042
Brigham Minerals, Inc., Class A(b)	2,188	43,541
California Resources Corp.(a)(b)	6,549	66,800

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.(a)(b)	31,167	$135,265
Carrizo Oil & Gas, Inc.(b)	12,156	104,359
Chaparral Energy, Inc., Class A(b)	4,210	5,641
Clean Energy Fuels Corp.(b)	18,219	37,622
CNX Resources Corp.(b)	25,262	183,402
Comstock Resources, Inc.(b)	2,053	15,993
CONSOL Energy, Inc.(a)(b)	3,730	58,300
Contura Energy, Inc.(b)	2,568	71,801
CVR Energy, Inc.(a)	4,018	176,913
Delek US Holdings, Inc.(a)	10,196	370,115
Denbury Resources, Inc.(a)(b)	61,047	72,646
DHT Holdings, Inc.	12,204	75,055
Diamond S Shipping, Inc.(b)	2,946	32,465
Dorian LPG Ltd.(b)	3,739	38,736
Earthstone Energy, Inc., Class A(b)	2,843	9,240
Energy Fuels, Inc.(b)	11,654	22,492
Evolution Petroleum Corp.	3,310	19,330
Extraction Oil & Gas, Inc.(a)(b)	11,504	33,822
Falcon Minerals Corp.(b)	5,120	29,440
GasLog Ltd.(a)	5,410	69,519
Golar LNG Ltd.(a)	12,876	167,259
Goodrich Petroleum Corp.(b)	1,356	14,414
Green Plains, Inc.(a)	4,822	51,089
Gulfport Energy Corp.(b)	21,910	59,376
Hallador Energy Co.	2,493	9,025
HighPoint Resources Corp.(b)	14,441	22,961
International Seaways, Inc.(b)	3,396	65,407
Isramco, Inc.(b)	105	12,882
Jagged Peak Energy, Inc.(b)	9,179	66,640
Laredo Petroleum, Inc.(b)	24,586	59,252
Magnolia Oil & Gas Corp., Class A(b)	13,573	150,660
Matador Resources Co.(b)	15,048	248,743
Montage Resources Corp.(b)	2,916	11,023
NACCO Industries, Inc., Class A(a)	496	31,699
NextDecade Corp.(b)	1,214	6,993
Nordic American Tankers Ltd.	18,951	40,934
Northern Oil and Gas, Inc.(b)	37,817	74,121
Oasis Petroleum, Inc.(b)	43,283	149,759
Overseas Shipholding Group, Inc., Class A(a)(b)	9,123	15,965
Panhandle Oil and Gas, Inc., Class A(a)	2,093	29,260
Par Pacific Holdings, Inc.(b)	4,580	104,699
PDC Energy, Inc.(b)	8,515	236,291
Peabody Energy Corp.(a)	9,318	137,161
Penn Virginia Corp.(b)	1,845	53,634
PrimeEnergy Resources Corp.(b)	68	7,820
QEP Resources, Inc.(a)(b)	32,392	119,850
Renewable Energy Group, Inc.(b)	4,902	73,555
REX American Resources Corp.(b)	756	57,706
Ring Energy, Inc.(b)	7,602	12,467
Roan Resources, Inc.(a)(b)	4,958	6,098
Rosehill Resources, Inc.(b)	1,463	2,853
SandRidge Energy, Inc.(a)(b)	3,997	18,786
Scorpio Tankers, Inc.(a)	5,875	174,840
SemGroup Corp., Class A	10,727	175,279
Ship Finance International Ltd.(a)	11,169	156,813
SilverBow Resources, Inc.(b)	792	7,675
SM Energy Co.	15,199	147,278
Southwestern Energy Co.(b)	73,906	142,639
SRC Energy, Inc.(b)	33,223	154,819
Talos Energy, Inc.(b)	2,676	54,403
Teekay Corp.(a)	9,099	36,396
Teekay Tankers Ltd., Class A(a)	26,822	34,869
Tellurian, Inc.(a)(b)	12,799	106,424
Unit Corp.(b)	6,950	23,491

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Uranium Energy Corp.(a)(b)	24,505	$23,890
W&T Offshore, Inc.(b)	12,348	53,961
Whiting Petroleum Corp.(b)	12,356	99,219
World Fuel Services Corp.	8,650	345,481

		5,900,852

Paper & Forest Products — 0.4%
Boise Cascade Co.	5,163	168,262
Clearwater Paper Corp.(b)	2,145	45,302
Louisiana-Pacific Corp.(a)	16,868	414,616
Neenah, Inc.	2,296	149,516
PH Glatfelter Co.(a)	5,770	88,800
Schweitzer-Mauduit International, Inc.	4,246	158,970
Verso Corp., Class A(b)	4,578	56,676

		1,082,142

Personal Products — 0.3%
Edgewell Personal Care Co.(b)	7,362	239,192
elf Beauty, Inc.(b)	3,563	62,388
Inter Parfums, Inc.	2,391	167,298
Lifevantage Corp.(b)	1,846	25,290
Medifast, Inc.(a)	1,552	160,834
Nature’s Sunshine Products, Inc.(a)(b)	1,254	10,396
Revlon, Inc., Class A(a)(b)	1,015	23,842
USANA Health Sciences, Inc.(a)(b)	1,748	119,546
Youngevity International, Inc.(b)	1,062	4,747

		813,533

Pharmaceuticals — 1.5%
AcelRx Pharmaceuticals, Inc.(a)(b)	10,527	23,159
Acer Therapeutics, Inc.(b)	1,275	4,067
Aclaris Therapeutics, Inc.(b)	4,586	4,953
Aerie Pharmaceuticals, Inc.(b)	5,718	109,900
Akorn, Inc.(b)	12,399	47,116
Amneal Pharmaceuticals, Inc.(b)	12,653	36,694
Amphastar Pharmaceuticals, Inc.(b)	4,978	98,714
ANI Pharmaceuticals, Inc.(a)(b)	1,233	89,861
Arvinas, Inc.(a)(b)	2,372	51,117
Assertio Therapeutics, Inc.(b)	8,735	11,181
Axsome Therapeutics, Inc.(b)	3,283	66,448
BioDelivery Sciences International, Inc.(b)	10,900	45,889
Cara Therapeutics, Inc.(b)	5,380	98,346
Cerecor, Inc.(a)(b)	2,832	9,317
Chiasma, Inc.(b)	4,596	22,750
Collegium Pharmaceutical, Inc.(b)	4,353	49,972
Corcept Therapeutics, Inc.(b)	12,970	183,331
Corium International, Inc., CVR(b)(c)	3,221	580
CorMedix, Inc.(a)(b)	3,152	20,110
Cymabay Therapeutics, Inc.(b)	9,305	47,642
Dermira, Inc.(b)	6,291	40,199
Dova Pharmaceuticals, Inc.(b)	937	26,189
Eloxx Pharmaceuticals, Inc.(b)	2,875	12,995
Endo International plc(b)	29,752	95,504
Evofem Biosciences, Inc.(b)	1,861	9,379
Evolus, Inc.(a)(b)	1,971	30,787
EyePoint Pharmaceuticals, Inc.(b)	8,209	14,858
Innoviva, Inc.(a)(b)	8,658	91,255
Intersect ENT, Inc.(a)(b)	4,208	71,578
Intra-Cellular Therapies, Inc.(b)	5,947	44,424
Kala Pharmaceuticals, Inc.(a)(b)	3,181	12,104
Kaleido Biosciences, Inc.(b)	662	4,985
Lannett Co., Inc.(b)	4,271	47,835
Liquidia Technologies, Inc.(b)	1,777	6,326
Mallinckrodt plc(a)(b)	11,555	27,847
Marinus Pharmaceuticals, Inc.(a)(b)	6,383	9,830

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Menlo Therapeutics, Inc.(b)	2,055	$9,206
MyoKardia, Inc.(a)(b)	6,004	313,109
NGM Biopharmaceuticals, Inc.(b)	900	12,465
Ocular Therapeutix, Inc.(b)	5,170	15,717
Odonate Therapeutics, Inc.(b)	1,534	39,930
Omeros Corp.(a)(b)	6,422	104,871
Optinose, Inc.(b)	3,372	23,604
Osmotica Pharmaceuticals plc(b)	920	3,533
Pacira BioSciences, Inc.(b)	5,482	208,700
Paratek Pharmaceuticals, Inc.(a)(b)	4,042	17,461
Phibro Animal Health Corp., Class A	2,821	60,172
Prestige Consumer Healthcare, Inc.(b)	6,869	238,286
Reata Pharmaceuticals, Inc., Class A(b)	2,717	218,148
resTORbio, Inc.(b)	2,014	17,804
Revance Therapeutics, Inc.(a)(b)	5,983	77,779
SIGA Technologies, Inc.(b)	7,860	40,243
Strongbridge Biopharma plc(b)	4,835	11,556
Supernus Pharmaceuticals, Inc.(b)	6,672	183,347
TherapeuticsMD, Inc.(a)(b)	26,706	96,943
Theravance Biopharma, Inc.(b)	6,018	117,231
Tricida, Inc.(a)(b)	2,949	91,036
Verrica Pharmaceuticals, Inc.(b)	1,977	29,180
WaVe Life Sciences Ltd.(a)(b)	3,046	62,534
Xeris Pharmaceuticals, Inc.(a)(b)	3,600	35,388
Zogenix, Inc.(b)	5,772	231,111
Zynerba Pharmaceuticals, Inc.(b)	2,814	21,274

		3,847,870

Professional Services — 1.6%
Acacia Research Corp.(b)	5,266	14,113
ASGN, Inc.(b)	6,917	434,803
Barrett Business Services, Inc.(a)	998	88,642
BG Staffing, Inc.	1,420	27,136
CBIZ, Inc.(b)	6,852	161,022
CRA International, Inc.	1,043	43,775
Exponent, Inc.	6,968	487,063
Forrester Research, Inc.	1,475	47,407
Franklin Covey Co.(b)	1,317	46,095
FTI Consulting, Inc.(b)	5,045	534,720
GP Strategies Corp.(b)	1,543	19,812
Heidrick & Struggles International, Inc.	2,480	67,704
Huron Consulting Group, Inc.(b)	3,039	186,412
ICF International, Inc.	2,474	208,979
InnerWorkings, Inc.(a)(b)	6,561	29,065
Insperity, Inc.(a)	5,233	516,079
Kelly Services, Inc., Class A	4,468	108,215
Kforce, Inc.	2,922	110,554
Korn Ferry	7,624	294,591
Mistras Group, Inc.(b)	2,325	38,130
Navigant Consulting, Inc.	5,074	141,818
Resources Connection, Inc.(a)	3,958	67,246
TriNet Group, Inc.(b)	6,038	375,503
TrueBlue, Inc.(b)	5,348	112,843
Upwork, Inc.(b)	7,414	98,643
Willdan Group, Inc.(a)(b)	1,339	46,972

		4,307,342

Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA(b)	896	18,117
American Realty Investors, Inc.(a)(b)	393	6,044
Consolidated-Tomoka Land Co.	677	44,411
Cushman & Wakefield plc(a)(b)	13,807	255,844
eXp World Holdings, Inc.(b)	2,154	18,051
Forestar Group, Inc.(b)	1,390	25,409
FRP Holdings, Inc.(a)(b)	983	47,204

Security	Shares	Value

Real Estate Management & Development (continued)
Griffin Industrial Realty, Inc.	166	$6,300
Kennedy-Wilson Holdings, Inc.	16,641	364,771
Marcus & Millichap, Inc.(b)	3,119	110,693
Maui Land & Pineapple Co., Inc.(b)	1,072	11,663
Newmark Group, Inc., Class A	19,400	175,764
Rafael Holdings, Inc., Class B(b)	1,408	29,512
RE/MAX Holdings, Inc., Class A	2,368	76,155
Realogy Holdings Corp.(a)	15,425	103,039
Redfin Corp.(a)(b)	11,955	201,322
RMR Group, Inc. (The), Class A(a)	2,018	91,779
St. Joe Co. (The)(b)	4,678	80,134
Stratus Properties, Inc.(a)(b)	832	24,436
Tejon Ranch Co.(a)(b)	2,793	47,397
Transcontinental Realty Investors, Inc.(b)	242	7,514

		1,745,559

Road & Rail — 0.5%
ArcBest Corp.(a)	3,409	103,804
Avis Budget Group, Inc.(b)	8,003	226,165
Covenant Transportation Group, Inc., Class A(b)	1,638	26,929
Daseke, Inc.(a)(b)	6,707	16,767
Heartland Express, Inc.	6,208	133,534
Hertz Global Holdings, Inc.(b)	13,713	189,788
Marten Transport Ltd.	5,193	107,911
PAM Transportation Services, Inc.(b)	250	14,777
Roadrunner Transportation Systems, Inc.(b)	586	6,071
Saia, Inc.(b)	3,500	327,950
Universal Logistics Holdings, Inc.	1,224	28,495
US Xpress Enterprises, Inc., Class A(b)	2,495	12,026
Werner Enterprises, Inc.(a)	6,165	217,625
YRC Worldwide, Inc.(b)	4,269	12,892

		1,424,734

Semiconductors & Semiconductor Equipment — 2.6%
Adesto Technologies Corp.(b)	3,606	30,867
Advanced Energy Industries, Inc.(a)(b)	5,174	297,039
Alpha & Omega Semiconductor Ltd.(b)	2,486	30,528
Ambarella, Inc.(b)	4,276	268,682
Amkor Technology, Inc.(b)	13,591	123,678
Axcelis Technologies, Inc.(b)	4,256	72,735
AXT, Inc.(b)	4,613	16,422
Brooks Automation, Inc.	9,593	355,229
Cabot Microelectronics Corp.	3,915	552,837
CEVA, Inc.(b)	2,930	87,490
Cirrus Logic, Inc.(b)	7,882	422,318
Cohu, Inc.(a)	5,610	75,763
Diodes, Inc.(b)	5,552	222,913
DSP Group, Inc.(b)	2,886	40,649
Enphase Energy, Inc.(b)	12,409	275,852
FormFactor, Inc.(a)(b)	10,185	189,899
GSI Technology, Inc.(a)(b)	2,022	17,713
Ichor Holdings Ltd.(b)	2,949	71,307
Impinj, Inc.(b)	1,962	60,488
Inphi Corp.(a)(b)	6,075	370,879
Lattice Semiconductor Corp.(b)	16,853	308,157
MACOM Technology Solutions Holdings, Inc.(b)	6,018	129,357
MaxLinear, Inc.(b)	8,814	197,257
Nanometrics, Inc.(b)	3,183	103,829
NeoPhotonics Corp.(b)	5,049	30,748
NVE Corp.	634	42,066
PDF Solutions, Inc.(b)	3,756	49,091
Photronics, Inc.(a)(b)	9,016	98,094

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc.	3,804	$343,996
Rambus, Inc.(a)(b)	14,984	196,665
Rudolph Technologies, Inc.(b)	4,184	110,290
Semtech Corp.(b)	8,913	433,261
Silicon Laboratories, Inc.(b)	5,810	646,944
SMART Global Holdings, Inc.(b)	1,726	43,979
SunPower Corp.(b)	8,706	95,505
Synaptics, Inc.(b)	4,563	182,292
Ultra Clean Holdings, Inc.(b)	5,104	74,697
Veeco Instruments, Inc.(b)	6,420	74,986
Xperi Corp.(a)	6,776	140,128

		6,884,630

Software — 4.6%
8x8, Inc.(b)	12,666	262,440
A10 Networks, Inc.(b)	7,581	52,612
ACI Worldwide, Inc.(a)(b)	15,589	488,325
Agilysys, Inc.(b)	2,787	71,375
Alarm.com Holdings, Inc.(b)	4,965	231,568
Altair Engineering, Inc., Class A(a)(b)	5,199	179,989
American Software, Inc., Class A	3,796	57,016
Appfolio, Inc., Class A(b)	2,065	196,464
Appian Corp.(b)	4,215	200,213
Avaya Holdings Corp.(b)	15,009	153,542
Benefitfocus, Inc.(b)	4,013	95,550
Blackbaud, Inc.	6,614	597,509
Blackline, Inc.(b)	5,785	276,581
Bottomline Technologies DE, Inc.(b)	5,806	228,466
Box, Inc., Class A(a)(b)	19,381	320,949
Carbon Black, Inc.(b)	7,552	196,277
ChannelAdvisor Corp.(b)	3,719	34,698
Cision Ltd.(a)(b)	12,332	94,833
Cloudera, Inc.(a)(b)	31,939	282,980
CommVault Systems, Inc.(b)	5,485	245,234
Cornerstone OnDemand, Inc.(b)	7,688	421,456
Digimarc Corp.(a)(b)	1,500	58,635
Digital Turbine, Inc.(b)	10,404	67,054
Domo, Inc., Class B(b)	2,403	38,400
Ebix, Inc.	3,196	134,552
eGain Corp.(a)(b)	2,825	22,614
Envestnet, Inc.(b)	6,451	365,772
Everbridge, Inc.(b)	4,484	276,708
Five9, Inc.(b)	8,080	434,219
ForeScout Technologies, Inc.(b)	5,494	208,333
GTY Technology Holdings, Inc.(b)	5,229	32,786
Ideanomics, Inc.(a)(b)	6,855	10,317
Instructure, Inc.(b)	4,549	176,228
Intelligent Systems Corp.(a)(b)	910	37,801
j2 Global, Inc.(a)	6,295	571,712
LivePerson, Inc.(b)	8,230	293,811
Majesco(a)(b)	1,107	9,343
MicroStrategy, Inc., Class A(b)	1,142	169,439
Mitek Systems, Inc.(b)	4,222	40,742
MobileIron, Inc.(b)	12,914	84,522
Model N, Inc.(b)	4,362	121,089
Monotype Imaging Holdings, Inc.	5,502	108,995
OneSpan, Inc.(b)	4,565	66,193
Phunware, Inc.(b)	3,728	5,368
Progress Software Corp.	6,016	228,969
PROS Holdings, Inc.(a)(b)	4,445	264,922
Q2 Holdings, Inc.(b)	5,831	459,891
QAD, Inc., Class A	1,497	69,131
Qualys, Inc.(b)	4,599	347,546
Rapid7, Inc.(b)	6,497	294,899
Rimini Street, Inc.(b)	2,641	11,568

Security	Shares	Value

Software (continued)
SailPoint Technologies Holding, Inc.(a)(b)	11,605	$216,897
SecureWorks Corp., Class A(b)	1,136	14,688
SharpSpring, Inc.(b)	1,137	11,029
ShotSpotter, Inc.(b)	1,098	25,287
SPS Commerce, Inc.(b)	4,727	222,500
SVMK, Inc.(b)	11,339	193,897
Synchronoss Technologies, Inc.(b)	5,153	27,826
Telaria, Inc.(b)	5,908	40,824
Telenav, Inc.(a)(b)	4,426	21,156
Tenable Holdings, Inc.(b)	5,004	111,990
TiVo Corp.	16,782	127,795
Upland Software, Inc.(b)	3,027	105,521
Varonis Systems, Inc.(b)	4,013	239,897
Verint Systems, Inc.(a)(b)	8,840	378,175
VirnetX Holding Corp.(b)	8,291	44,771
Workiva, Inc.(b)	4,960	217,397
Yext, Inc.(a)(b)	12,570	199,737
Zix Corp.(a)(b)	7,316	52,968
Zuora, Inc., Class A(b)	11,528	173,496

		12,125,487

Specialty Retail — 2.5%
Aaron’s, Inc.(a)	9,109	585,344
Abercrombie & Fitch Co., Class A	9,007	140,509
American Eagle Outfitters, Inc.(a)	21,896	355,153
America’s Car-Mart, Inc.(b)	855	78,404
Asbury Automotive Group, Inc.(b)	2,608	266,877
Ascena Retail Group, Inc.(b)	23,254	6,141
At Home Group, Inc.(b)	6,665	64,117
Barnes & Noble Education, Inc.(b)	4,763	14,861
Bed Bath & Beyond, Inc.	16,566	176,262
Boot Barn Holdings, Inc.(b)	3,827	133,562
Buckle, Inc. (The)	3,825	78,795
Caleres, Inc.	5,590	130,862
Camping World Holdings, Inc., Class A	4,304	38,306
Cato Corp. (The), Class A(a)	2,996	52,760
Chico’s FAS, Inc.(a)	15,330	61,780
Children’s Place, Inc. (The)(a)	2,056	158,292
Citi Trends, Inc.	1,638	29,975
Conn’s, Inc.(b)	2,609	64,860
Container Store Group, Inc. (The)(a)(b)	2,426	10,723
Designer Brands, Inc., Class A(a)	8,832	151,204
Express, Inc.(a)(b)	9,666	33,251
GameStop Corp., Class A(a)	11,708	64,628
Genesco, Inc.(b)	2,191	87,684
GNC Holdings, Inc., Class A(a)(b)	10,811	23,136
Group 1 Automotive, Inc.(a)	2,374	219,144
Guess?, Inc.	6,697	124,095
Haverty Furniture Cos., Inc.(a)	2,509	50,857
Hibbett Sports, Inc.(b)	2,507	57,410
Hudson Ltd., Class A(b)	5,283	64,822
J. Jill, Inc.(a)	2,734	5,195
Lithia Motors, Inc., Class A	2,992	396,081
Lumber Liquidators Holdings, Inc.(b)	3,779	37,299
MarineMax, Inc.(b)	3,020	46,750
Michaels Cos., Inc. (The)(b)	11,541	112,986
Monro, Inc.(a)	4,411	348,513
Murphy USA, Inc.(b)	4,118	351,265
National Vision Holdings, Inc.(a)(b)	10,451	251,556
Office Depot, Inc.	73,709	129,359
Party City Holdco, Inc.(a)(b)	7,527	42,979
Rent-A-Center, Inc.(a)(b)	6,584	169,801
RH(b)	2,241	382,830
RTW RetailWinds, Inc.(a)(b)	4,547	6,229
Sally Beauty Holdings, Inc.(b)	16,426	244,583

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Shoe Carnival, Inc.(a)	1,364	$44,207
Signet Jewelers Ltd.(a)	7,068	118,460
Sleep Number Corp.(b)	3,903	161,272
Sonic Automotive, Inc., Class A	3,401	106,825
Sportsman’s Warehouse Holdings, Inc.(a)(b)	5,721	29,635
Tailored Brands, Inc.(a)	6,597	29,027
Tile Shop Holdings, Inc.	4,709	15,022
Tilly’s, Inc., Class A(a)	3,138	29,623
Winmark Corp.	311	54,857
Zumiez, Inc.(b)	2,701	85,554

		6,523,722

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(b)	15,391	125,437
AstroNova, Inc.(a)	902	14,585
Avid Technology, Inc.(a)(b)	3,792	23,472
Diebold Nixdorf, Inc.(a)(b)	10,128	113,434
Immersion Corp.(b)	4,242	32,451
Sonim Technologies, Inc.(b)	482	1,412
Stratasys Ltd.(b)	6,973	148,560

		459,351

Textiles, Apparel & Luxury Goods — 0.9%
Centric Brands, Inc.(b)	2,091	5,249
Crocs, Inc.(b)	8,392	232,962
Culp, Inc.(a)	1,410	22,983
Deckers Outdoor Corp.(b)	3,955	582,809
Delta Apparel, Inc.(b)	815	19,356
Fossil Group, Inc.(b)	6,532	81,715
G-III Apparel Group Ltd.(a)(b)	6,131	157,996
Kontoor Brands, Inc.(a)(b)	5,994	210,389
Movado Group, Inc.(a)	2,089	51,933
Oxford Industries, Inc.(a)	2,223	159,389
Rocky Brands, Inc.	943	31,336
Steven Madden Ltd.(a)	11,442	409,509
Superior Group of Cos., Inc.	1,315	21,198
Unifi, Inc.(b)	2,074	45,462
Vera Bradley, Inc.(b)	3,000	30,300
Vince Holding Corp.(b)	408	7,748
Wolverine World Wide, Inc.(a)	11,404	322,277

		2,392,611

Thrifts & Mortgage Finance — 2.2%
Axos Financial, Inc.(b)	7,860	217,329
Bridgewater Bancshares, Inc.(b)	3,082	36,799
Capitol Federal Financial, Inc.(a)	17,882	246,414
Columbia Financial, Inc.(b)	7,133	112,630
Dime Community Bancshares, Inc.	4,308	92,234
Entegra Financial Corp.(b)	911	27,367
ESSA Bancorp, Inc.	1,222	20,065
Essent Group Ltd.(b)	13,005	619,948
Federal Agricultural Mortgage Corp., Class C(a)	1,192	97,339
First Defiance Financial Corp.	2,648	76,699
Flagstar Bancorp, Inc.	3,924	146,561
FS Bancorp, Inc.(a)	493	25,883
Greene County Bancorp, Inc.	388	10,631
Hingham Institution for Savings	187	35,343
Home Bancorp, Inc.(a)	1,018	39,692
HomeStreet, Inc.(b)	2,705	73,901
Kearny Financial Corp.	11,117	144,966
Luther Burbank Corp.	2,629	29,787
Merchants Bancorp	1,267	20,956
Meridian Bancorp, Inc.(a)	6,383	119,681
Meta Financial Group, Inc.	4,779	155,843

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
MMA Capital Holdings, Inc.(b)	637	$19,110
Mr Cooper Group, Inc.(a)(b)	10,364	110,066
NMI Holdings, Inc., Class A(b)	8,807	231,272
Northfield Bancorp, Inc.(a)	5,768	92,634
Northwest Bancshares, Inc.	13,689	224,363
OceanFirst Financial Corp.(a)	6,843	161,495
Ocwen Financial Corp.(a)(b)	18,506	34,791
OP Bancorp(a)	1,864	18,230
Oritani Financial Corp.	5,330	94,314
PCSB Financial Corp.	2,088	41,739
PDL Community Bancorp(b)	1,335	18,770
PennyMac Financial Services, Inc.(a)	2,351	71,423
Pioneer Bancorp, Inc.(b)	1,483	18,523
Provident Bancorp, Inc.(b)	658	15,812
Provident Financial Holdings, Inc.	732	15,189
Provident Financial Services, Inc.	8,238	202,078
Prudential Bancorp, Inc.(a)	1,270	21,603
Radian Group, Inc.	27,710	632,896
Riverview Bancorp, Inc.	3,056	22,553
Southern Missouri Bancorp, Inc.	1,047	38,142
Sterling Bancorp, Inc.	2,419	23,610
Territorial Bancorp, Inc.	1,110	31,724
Timberland Bancorp, Inc.	982	27,005
TrustCo Bank Corp.	12,433	101,329
United Community Financial Corp.(a)	6,439	69,412
United Financial Bancorp, Inc.	6,735	91,798
Walker & Dunlop, Inc.	3,777	211,248
Washington Federal, Inc.	10,687	395,312
Waterstone Financial, Inc.	3,350	57,553
Western New England Bancorp, Inc.	3,480	33,164
WSFS Financial Corp.	7,119	313,948

		5,791,174

Tobacco — 0.2%
22nd Century Group, Inc.(a)(b)	14,966	33,823
Pyxus International, Inc.(b)	1,261	16,494
Turning Point Brands, Inc.	1,111	25,620
Universal Corp.	3,281	179,831
Vector Group Ltd.(a)	15,065	179,429

		435,197

Trading Companies & Distributors — 1.4%
Aircastle Ltd.(a)	7,193	161,339
Applied Industrial Technologies, Inc.	5,185	294,508
Beacon Roofing Supply, Inc.(b)	9,205	308,644
BlueLinx Holdings, Inc.(b)	1,118	36,145
BMC Stock Holdings, Inc.(b)	8,952	234,363
CAI International, Inc.(b)	2,260	49,200
DXP Enterprises, Inc.(b)	2,258	78,398
EVI Industries, Inc.	557	17,779
Foundation Building Materials, Inc.(b)	2,100	32,529
GATX Corp.	4,821	373,772
General Finance Corp.(b)	1,474	13,030
GMS, Inc.(b)	4,325	124,214
H&E Equipment Services, Inc.(a)	4,416	127,446
Herc Holdings, Inc.(b)	3,309	153,902
Kaman Corp.	3,751	223,035
Lawson Products, Inc.(a)(b)	584	22,618
MRC Global, Inc.(a)(b)	10,833	131,404
NOW, Inc.(b)	14,703	168,643
Rush Enterprises, Inc., Class A(a)	3,719	143,479
Rush Enterprises, Inc., Class B	483	19,286
SiteOne Landscape Supply, Inc.(b)	5,523	408,813
Systemax, Inc.	1,623	35,722
Textainer Group Holdings Ltd.(a)(b)	3,621	35,884

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Titan Machinery, Inc.(b)	2,475	$35,492
Transcat, Inc.(b)	853	21,845
Triton International Ltd.	7,499	253,766
Veritiv Corp.(b)	1,816	32,833
Willis Lease Finance Corp.(b)	394	21,820

		3,559,909

Water Utilities — 0.6%
American States Water Co.(a)	4,956	445,346
AquaVenture Holdings Ltd.(a)(b)	1,616	31,399
Artesian Resources Corp., Class A	1,099	40,663
Cadiz, Inc.(a)(b)	1,930	24,106
California Water Service Group(a)	6,509	344,521
Connecticut Water Service, Inc.	1,600	112,096
Consolidated Water Co. Ltd.	1,787	29,468
Global Water Resources, Inc.(a)	1,267	15,001
Middlesex Water Co.(a)	2,201	142,977
Pure Cycle Corp.(a)(b)	2,648	27,221
SJW Group	3,564	243,386
York Water Co. (The)(a)	1,710	74,659

		1,530,843

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(b)	5,878	65,246
Gogo, Inc.(b)	7,458	44,972
Shenandoah Telecommunications Co.(a)	6,481	205,901
Spok Holdings, Inc.	2,577	30,769

		346,888

Total Common Stocks — 98.8% (Cost: $225,524,577)		260,699,294

Investment Companies — 0.0%
Ferroglobe Representation & Warranty Insurance Trust — Beneficial Interest Units(c)	10,979	—

Total Investment Companies — 0.0% (Cost: $—)		—

Total Long-Term Investments — 98.8% (Cost: $225,524,577)		260,699,294

Short-Term Securities — 20.8%(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%*	2,603,963	2,603,963
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.77%	27	27
SL Liquidity Series, LLC, Money Market Series, 2.13%(e)*	52,331,474	52,341,941

Total Short-Term Securities — 20.8% (Cost: $54,948,387)		54,945,931

Total Investments — 119.6% (Cost: $280,472,964)		315,645,225

Liabilities in Excess of Other Assets — (19.6)%		(51,747,283)

Net Assets — 100.0%		$263,897,942

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund

*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,505,930	(2,901,967)	2,603,963	$2,603,963	$79,519		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	52,331,474	52,331,474	52,341,941	168,068	(b)	4,369	(2,457)

				$54,945,904	$247,587		$4,369	$(2,457)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	40	12/20/19	$3,050	$(81,704)

Glossary of Terms Used in this Report

Portfolio Abbreviations

CVR	Contingent Value Rights

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,458,975	$—	$—	$3,458,975
Air Freight & Logistics	808,700	—	—	808,700
Airlines	1,174,418	—	—	1,174,418
Auto Components	2,805,459	—	—	2,805,459
Automobiles	162,949	—	—	162,949
Banks	25,795,754	—	—	25,795,754
Beverages	873,260	—	—	873,260
Biotechnology	18,282,664	215	—	18,282,879
Building Products	3,986,458	—	—	3,986,458
Capital Markets	3,804,955	—	—	3,804,955
Chemicals	5,048,466	—	1,859	5,050,325
Commercial Services & Supplies	7,512,175	—	—	7,512,175
Communications Equipment	2,926,546	—	—	2,926,546

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Small Cap Index V.I. Fund

	Level 1	Level 2	Level 3	Total

Construction & Engineering	$2,937,878	$—	$—	$2,937,878
Construction Materials	491,696	—	—	491,696
Consumer Finance	1,648,723	—	—	1,648,723
Containers & Packaging	290,594	—	—	290,594
Distributors	262,349	—	—	262,349
Diversified Consumer Services	2,564,493	—	—	2,564,493
Diversified Financial Services	549,799	—	—	549,799
Diversified Telecommunication Services	1,639,606	—	—	1,639,606
Electric Utilities	2,920,572	—	—	2,920,572
Electrical Equipment	2,295,741	—	—	2,295,741
Electronic Equipment, Instruments & Components	6,526,620	—	—	6,526,620
Energy Equipment & Services	2,753,132	—	—	2,753,132
Entertainment	705,293	—	—	705,293
Equity Real Estate Investment Trusts (REITs)	19,744,789	—	—	19,744,789
Food & Staples Retailing	1,836,597	—	—	1,836,597
Food Products	3,354,545	—	—	3,354,545
Gas Utilities	3,412,088	—	—	3,412,088
Health Care Equipment & Supplies	10,155,555	—	—	10,155,555
Health Care Providers & Services	5,236,937	—	—	5,236,937
Health Care Technology	2,733,772	—	—	2,733,772
Hotels, Restaurants & Leisure	7,149,353	—	—	7,149,353
Household Durables	4,971,652	—	—	4,971,652
Household Products	567,012	—	—	567,012
Independent Power and Renewable Electricity Producers	1,226,782	—	—	1,226,782
Industrial Conglomerates	164,456	—	—	164,456
Insurance	6,365,638	—	—	6,365,638
Interactive Media & Services	1,144,971	—	—	1,144,971
Internet & Direct Marketing Retail	937,967	—	—	937,967
IT Services	5,948,033	—	—	5,948,033
Leisure Products	900,802	—	—	900,802
Life Sciences Tools & Services	1,878,301	—	—	1,878,301
Machinery	10,085,588	—	—	10,085,588
Marine	363,221	—	—	363,221
Media	2,540,976	—	—	2,540,976
Metals & Mining	3,089,649	—	—	3,089,649
Mortgage Real Estate Investment Trusts (REITs)	3,528,507	—	—	3,528,507
Multiline Retail	264,201	—	—	264,201
Multi-Utilities	1,696,709	—	—	1,696,709
Oil, Gas & Consumable Fuels	5,900,852	—	—	5,900,852
Paper & Forest Products	1,082,142	—	—	1,082,142
Personal Products	813,533	—	—	813,533
Pharmaceuticals	3,847,290	—	580	3,847,870
Professional Services	4,307,342	—	—	4,307,342
Real Estate Management & Development	1,745,559	—	—	1,745,559
Road & Rail	1,424,734	—	—	1,424,734
Semiconductors & Semiconductor Equipment	6,884,630	—	—	6,884,630
Software	12,125,487	—	—	12,125,487
Specialty Retail	6,523,722	—	—	6,523,722
Technology Hardware, Storage & Peripherals	459,351	—	—	459,351
Textiles, Apparel & Luxury Goods	2,392,611	—	—	2,392,611
Thrifts & Mortgage Finance	5,791,174	—	—	5,791,174
Tobacco	435,197	—	—	435,197
Trading Companies & Distributors	3,559,909	—	—	3,559,909
Water Utilities	1,530,843	—	—	1,530,843
Wireless Telecommunication Services	346,888	—	—	346,888
Short-Term Securities	2,603,990	—	—	2,603,990

Subtotal	$263,300,630	$215	$2,439	$263,303,284

Investments Valued at Net Asset Value (“NAV”)(a)				52,341,941

Total Investments				$315,645,225

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(81,704)	$—	$—	$(81,704)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.